UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  9/30/16

Item 1. Schedule of Investments.

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2016 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 85.5%
Aerospace & Defense 2.6%
[a,b] KLX Inc.	United States	2,761,040	$97,188,608
Auto Components 0.4%
[a,c] International Automotive Components Group Brazil LLC	Brazil	2,846,329	71,332
[a,c,d] International Automotive Components Group North America LLC	United States	22,836,904	16,118,972
			16,190,304
Banks 9.9%
JPMorgan Chase & Co.	United States	1,763,450	117,428,136
Societe Generale SA	France	2,404,400	83,169,557
[a] Standard Chartered PLC	United Kingdom	8,980,847	73,171,270
Wells Fargo & Co.	United States	2,226,980	98,610,674
			372,379,637
Chemicals 2.8%
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,598,548	—
Monsanto Co.	United States	63,680	6,508,096
Syngenta AG	Switzerland	107,150	46,881,917
Tronox Ltd., A	United States	5,442,927	51,000,226
			104,390,239
Communications Equipment 4.0%
Cisco Systems Inc.	United States	2,338,442	74,175,380
Nokia OYJ, ADR	Finland	13,490,744	78,111,408
			152,286,788
Construction & Engineering 0.5%
Sinopec Engineering Group Co. Ltd.	China	19,968,444	17,171,675
Consumer Finance 2.8%
Capital One Financial Corp.	United States	1,492,108	107,178,118
Diversified Telecommunication Services 2.5%
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	60,632,757	—
Koninklijke KPN NV	Netherlands	28,086,580	93,270,734
			93,270,734
Electrical Equipment 1.2%
[a] Sensata Technologies Holding NV	United States	1,186,430	46,009,755
Energy Equipment & Services 0.5%
Baker Hughes Inc.	United States	377,071	19,030,773
Food & Staples Retailing 3.6%
[a] Rite Aid Corp.	United States	5,458,741	41,977,718
Walgreens Boots Alliance Inc.	United States	1,177,451	94,926,100
			136,903,818
Health Care Equipment & Supplies 7.0%
Medtronic PLC	United States	1,544,700	133,462,080
St. Jude Medical Inc.	United States	981,330	78,270,881
Stryker Corp.	United States	452,953	52,728,259
			264,461,220
Insurance 3.0%
The Allstate Corp.	United States	808,866	55,957,350
White Mountains Insurance Group Ltd.	United States	66,443	55,147,690
			111,105,040
Internet Software & Services 1.5%
[a] Baidu Inc., ADR	China	313,577	57,092,964
IT Services 0.2%
Xerox Corp.	United States	788,888	7,991,435

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)

Machinery 2.2%
Caterpillar Inc.	United States	929,960	82,552,549

Media 8.0%
[a] Charter Communications Inc., A	United States	239,187	64,573,314
[a] DISH Network Corp., A	United States	709,941	38,890,568
[a] Liberty Global PLC, C	United Kingdom	1,986,610	65,637,594
Time Warner Inc.	United States	1,351,872	107,622,530
Twenty-First Century Fox Inc., B	United States	1,053,321	26,059,162
			302,783,168
Metals & Mining 1.4%
[g,h] Freeport-McMoRan Inc., B	United States	4,791,069	52,031,009

Oil, Gas & Consumable Fuels 3.3%
Marathon Oil Corp.	United States	5,684,969	89,879,360
[a,c,d] Warrior Met Coal LLC, A	United States	10,273	1,540,950
[a,c,d] Warrior Met Coal LLC, B	United States	24,026	3,603,900
The Williams Cos. Inc.	United States	947,112	29,104,752
			124,128,962
Pharmaceuticals 11.5%
Eli Lilly & Co.	United States	1,023,009	82,106,702
GlaxoSmithKline PLC	United Kingdom	2,150,447	45,816,567
Merck & Co. Inc.	United States	2,108,367	131,583,185
Novartis AG, ADR	Switzerland	1,482,000	117,018,720
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,239,892	57,047,431
			433,572,605
Software 11.0%
CA Inc.	United States	2,331,659	77,131,280
[a] Check Point Software Technologies Ltd.	Israel	873,664	67,805,063
Microsoft Corp.	United States	1,991,742	114,724,339
Open Text Corp.	Canada	282,742	18,338,646
Symantec Corp.	United States	5,413,230	135,872,073
			413,871,401
Tobacco 3.0%
British American Tobacco PLC	United Kingdom	1,796,882	114,874,257
Wireless Telecommunication Services 2.6%
Vodafone Group PLC	United Kingdom	33,931,619	97,571,830

Total Common Stocks and Other Equity Interests (Cost $2,699,348,866)			3,224,036,889
Preferred Stocks 4.8%
Automobiles 2.1%
[i] Porsche Automobil Holding SE, 2.223%, pfd.	Germany	530,352	27,079,697
[i] Volkswagen AG, 0.145%, pfd.	Germany	396,205	52,072,596
			79,152,293
Technology Hardware, Storage & Peripherals 2.7%
[i] Samsung Electronics Co. Ltd., 1.632%, pfd.	South Korea	88,380	103,595,251

Total Preferred Stocks (Cost $152,983,357)			182,747,544
		Principal Amount
Corporate Bonds, Notes and Senior Floating Rate Interests 2.3%
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	$18,873,000	15,004,035
[j] Tranche D Term Loan, 7.274%, 1/30/19	United States	15,813,482	12,179,671
[j] Tranche E Term Loan, 8.024%, 7/30/19	United States	5,080,935	3,909,145
[k] Valeant Pharmaceuticals International, senior bond, 144A,
6.75%, 8/15/21	United States	2,208,000	2,086,560
7.25%, 7/15/22	United States	1,654,000	1,542,355
[j] Veritas Software Corp.,
Term Loan B1, 6.625%, 1/27/23	United States	11,294,245	10,583,645
Term Loan B2, 8.625%, 1/27/23	United States	10,901,753	9,843,378

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
[k] Veritas U.S. Inc./Veritas Bermuda Ltd., senior note, 144A,
7.50%, 2/01/23	United States	2,112,000		2,038,080
10.50%, 2/01/24	United States	13,577,000		12,830,265
[k] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	13,099,000		15,243,961
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $87,034,858)				85,261,095
Corporate Notes and Senior Floating Rate Interests in
Reorganization 2.1%
[c,l] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,848		—
[j,l] Caesars Entertainment Operating Co. Inc., 1.50%, 3/01/17,
Term B-5-B Loans	United States	7,949,777		8,552,632
Term B-6-B Loans	United States	33,533,690		36,761,308
Term B-7 Loans	United States	10,720,130		12,328,150
[l] Samson Investment Co., senior note, 9.75%, 2/15/20	United States	14,349,000		591,896
[j,l] Texas Competitive Electric Holdings Co. LLC, Term Loans, 5.39%, 10/10/17	United States	46,282,735		13,638,967
[k,l] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 5.56%, 10/01/20	United States	28,306,000		8,651,021
[k,l,m] Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	4,557,750		1,025
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $123,589,931)				80,524,999
		Shares
Companies in Liquidation 0.2%
[a] Adelphia Recovery Trust	United States	48,268,724		48,269
[a,e] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	6,161,087		61,611
[a,b,c,d] CB FIM Coinvestors LLC	United States	15,831,950		—
[a,e,f] Century Communications Corp., Contingent Distribution	United States	16,986,000		—
[a,c] FIM Coinvestor Holdings I, LLC	United States	19,805,560		—
[a,n] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	163,140,446		5,505,990
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	496,810		—
Total Companies in Liquidation (Cost $15,480,090)				5,615,870
		Principal Amount
Municipal Bonds in Reorganization (Cost $14,893,535) 0.3%
[l] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$17,038,000		11,181,188
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Puts - Over-the-Counter
Currency Options 0.0%†
CNY/USD, December Strike Price 7.255 CNY, Expires 12/14/16	HSBK	101,885,593	CNY	9,044
CNY/USD, December Strike Price 7.27 CNY, Expires 12/15/16	HSBK	177,111,740	CNY	14,837
CNY/USD, December Strike Price 7.27 CNY, Expires 12/15/16	MSCS	80,739,166	CNY	6,763
Total Options Purchased (Cost $182,028)				30,644
Total Investments before Short Term Investments (Cost $3,093,512,665)				3,589,398,229
	Country	Principal Amount
Short Term Investments 4.6%
U.S. Government and Agency Securities 4.6%
FHLB, 10/03/16	United States	$51,700,000		51,700,000
[g,o] U.S. Treasury Bill, 10/13/16 - 3/16/17	United States	120,715,000		120,614,907
Total U.S. Government and Agency Securities (Cost $172,268,494)				172,314,907
Total Investments (Cost $3,265,781,159) 99.8%				3,761,713,136
Options Written (0.0)%†				(7,200)
Securities Sold Short (1.0)%				(36,138,623)
Other Assets, less Liabilities 1.2%				45,080,820
Net Assets 100.0%				$3,770,648,133
		Number of Contracts
Options Written (Premiums received $245,370) (0.0)%†
Calls - Exchange-Traded
Metals & Mining (0.0)%†
Freeport-McMoRan Inc., B, October Strike Price $14, Expires 10/21/16	United States	2,400		$(7,200)

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
Shares
Securities Sold Short (Proceeds $34,878,859) (1.0)%
Common Stocks
Health Care Equipment & Supplies (1.0)%
Abbott Laboratories	United States	854,543	$(36,138,623)

† Rounds to less than 0.1% of net assets.
* The notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding holdings of 5% voting securities.
c See Note 6 regarding restricted securities.
d At September 30, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days.
g A portion or all of the security has been segregated as collateral for securities sold short, open forward contracts and open written options contracts. At September 30, 2016, the aggregate value of these securities and/or cash pledged amounted to $58,785,714, representing 1.6% of net assets.
h A portion or all of the security is held in connection with written option contracts open at period end.
i Variable rate security. The rate shown represents the yield at period end.
j The coupon rate shown represents the rate at period end.
k Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $42,393,267, representing 1.1% of net assets.
l Defaulted security or security for which income has been deemed uncollectible.
m Income may be received in additional securities and/or cash.
n Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
o The security was issued on a discount basis with no stated coupon rate.

At September 30, 2016, the Fund had the follow ing futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	953	$134,337,263	12/19/16	$-	$(63,966)
GBP/USD	Short	1,648	133,869,100	12/19/16	3,599,680	-
Total Futures Contracts					$3,599,680	$(63,966)
Net unrealized appreciation (depreciation)					$3,535,714

At September 30, 2016, the Fund had the follow ing forw ard exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	786,950	$878,310	10/03/16	$6,191	$-
Euro	FBCO	Buy	2,248,297	2,520,653	10/03/16	6,346	-

Franklin Mutual Beacon Fund
Statement of Investments, September 30, 2016 (unaudited) (continued)

Euro	HSBK	Buy	1,378,290	1,543,189	10/03/16	5,955	-
Euro	HSBK	Sell	7,658,283	8,724,478	10/03/16	116,865	-
Euro	SSBT	Buy	9,320,599	10,481,475	10/03/16	15,684	(21,167)
Euro	SSBT	Sell	6,233,454	7,109,230	10/03/16	103,069	-
Euro	UBSW	Buy	157,601	176,959	10/03/16	178	-
Euro	BANT	Sell	4,093,670	4,659,130	10/18/16	54,703	-
Euro	FBCO	Buy	236,252	264,031	10/18/16	1,698	-
Euro	HSBK	Buy	354,378	397,002	10/18/16	1,591	-
Euro	SSBT	Buy	354,379	396,687	10/18/16	1,907	-
Euro	SSBT	Sell	3,230,387	3,660,164	10/18/16	26,729	-
British Pound	BONY	Buy	3,429,894	4,512,337	10/24/16	-	(62,381)
British Pound	SSBT	Sell	3,429,894	4,933,868	10/24/16	483,912	-
Euro	BANT	Sell	15,107,699	17,494,715	11/04/16	488,609	-
Euro	HSBK	Sell	15,107,699	17,502,269	11/04/16	496,163	-
South Korean Won	BANT	Sell	15,376,612,591	13,319,028	11/14/16	-	(647,807)
South Korean Won	FBCO	Buy	20,353,254,161	18,193,922	11/14/16	293,280	-
South Korean Won	FBCO	Sell	20,596,851,206	18,017,263	11/14/16	-	(691,202)
South Korean Won	HSBK	Buy	34,071,709,953	30,570,265	11/14/16	377,640	-
South Korean Won	HSBK	Sell	41,703,026,806	36,562,195	11/14/16	-	(1,317,364)
Euro	BANT	Sell	3,922,993	4,382,026	11/18/16	1,039	(37,652)
Euro	BONY	Sell	14,786,530	16,778,176	11/18/16	151,568	(28,109)
Euro	FBCO	Sell	1,428,069	1,586,578	11/18/16	-	(21,919)
Euro	HSBK	Sell	23,506,763	26,573,982	11/18/16	161,077	(63,793)
Euro	SSBT	Sell	7,990,402	8,959,226	11/18/16	16,935	(57,649)
British Pound	BANT	Sell	2,997,216	4,008,617	11/23/16	117,990	-
British Pound	BONY	Buy	1,788,115	2,347,838	11/23/16	-	(26,721)
British Pound	BONY	Sell	24,410,897	35,417,948	11/23/16	3,730,638	-
British Pound	FBCO	Buy	894,599	1,181,515	11/23/16	-	(20,253)
British Pound	FBCO	Sell	1,445,956	1,904,937	11/23/16	27,970	-
British Pound	HSBK	Buy	1,680,000	2,213,434	11/23/16	-	(32,658)
British Pound	HSBK	Sell	17,366,777	25,007,296	11/23/16	2,463,821	-
British Pound	SSBT	Buy	2,871,308	3,787,922	11/23/16	-	(60,733)
British Pound	SSBT	Sell	4,349,210	5,816,475	11/23/16	170,850	-
British Pound	BANT	Sell	920,000	1,211,504	1/13/17	15,681	-
British Pound	BONY	Sell	349,174	461,399	1/13/17	7,540	-
British Pound	FBCO	Sell	1,653,382	2,177,014	1/13/17	27,936	-
British Pound	HSBK	Sell	32,944,809	43,368,704	1/13/17	546,797	-
British Pound	SSBT	Sell	968,038	1,267,598	1/13/17	9,335	-
Euro	BANT	Sell	2,803,550	3,139,208	1/17/17	-	(27,883)
Euro	BONY	Sell	2,011,269	2,253,139	1/17/17	-	(18,935)
Euro	FBCO	Sell	33,656,892	37,396,950	1/17/17	-	(624,290)
Euro	HSBK	Sell	5,931,974	6,636,815	1/17/17	-	(64,369)
Euro	SSBT	Sell	34,825,891	38,719,688	1/17/17	-	(622,137)
British Pound	FBCO	Sell	9,533,473	12,456,938	2/13/17	57,253	-
British Pound	HSBK	Sell	8,297,652	10,837,799	2/13/17	45,482	-
British Pound	SSBT	Sell	2,073,009	2,704,562	2/13/17	8,309	-
British Pound	UBSW	Sell	1,273,066	1,671,943	2/13/17	16,133	-
South Korean Won	BANT	Sell	6,763,846,701	6,105,932	2/13/17	-	(36,879)
South Korean Won	FBCO	Sell	40,211,709,440	36,191,747	2/13/17	-	(327,851)

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)

South Korean Won	HSBK	Sell	42,637,324,542	38,241,825	2/13/17	-	(480,676)
South Korean Won	UBSW	Sell	866,780,437	787,624	2/13/17	429	-
Euro	BANT	Sell	274,202	309,519	2/17/17	-	(676)
Euro	BONY	Sell	2,900,000	3,313,250	2/17/17	32,584	-
Euro	FBCO	Sell	274,202	309,240	2/17/17	-	(955)
Euro	HSBK	Sell	1,617,093	1,832,395	2/17/17	5,480	(2,444)
Euro	SSBT	Sell	852,043	963,926	2/17/17	40	-
Euro	UBSW	Sell	426,021	482,598	2/17/17	656	-
Total Forward Exchange Contracts						$10,096,063	$(5,296,503)
Net unrealized appreciation (depreciation)						$4,799,560

[a] May be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BANT	Bank of America N.A.
BONY	Bank of New York Mellon
FBCO	Credit Suisse International
HSBK	HSBC Bank PLC
MSCS	Morgan Stanley Capital Services LLC
SSBT	State Street Bank and Trust Co., N.A.
UBSW	UBS AG

Currency

CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
USD	United States Dollar

Selected Portfolio

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
GO	General Obligation
PIK	Payment-In-Kind

Franklin Mutual European Fund

Statement of Investments, September 30, 2016 (unaudited)

	Country	Shares	Value
Common Stocks 84.5%
Air Freight & Logistics 1.8%
Deutsche Post AG	Germany	1,444,550	$45,162,581
Auto Components 2.3%
Cie Generale des Etablissements Michelin, B	France	515,350	57,023,145
Banks 3.5%
BNP Paribas SA	France	368,240	18,940,914
HSBC Holdings PLC	United Kingdom	3,715,286	27,880,591
[a] Standard Chartered PLC	United Kingdom	5,129,306	41,790,917
			88,612,422
Capital Markets 0.7%
Oslo Bors VPS Holding ASA	Norway	340,000	3,660,628
UBS Group AG	Switzerland	1,004,184	13,677,207
			17,337,835
Chemicals 4.5%
Arkema SA	France	710,938	65,833,659
Lanxess AG	Germany	620,127	38,538,501
Syngenta AG	Switzerland	20,230	8,851,341
			113,223,501
Commercial Services & Supplies 1.2%
G4S PLC	United Kingdom	10,283,548	30,377,563
Communications Equipment 2.5%
Nokia OYJ, A	Finland	5,254,934	30,472,355
Nokia OYJ, ADR	Finland	5,416,684	31,362,600
			61,834,955
Construction & Engineering 1.7%
FLSmidth & Co. AS	Denmark	1,157,049	43,521,193
Construction Materials 2.6%
[a]LafargeHolcim Ltd., B	Switzerland	1,216,211	65,734,367
Diversified Telecommunication Services 7.0%
Deutsche Telekom AG	Germany	4,071,986	68,275,384
Hellenic Telecommunications Organization SA	Greece	3,445,216	30,199,525
Koninklijke KPN NV	Netherlands	19,594,565	65,070,203
[a] Telecom Italia SpA	Italy	14,187,068	11,782,193
			175,327,305
Electric Utilities 3.1%
Enel SpA	Italy	17,391,006	77,550,646
Energy Equipment & Services 0.1%
[a,b] DeepOcean Group Holding BV	Netherlands	915,467	3,204,135
Food & Staples Retailing 3.8%
Carrefour SA	France	1,071,920	27,784,647
Metro AG	Germany	2,253,361	67,081,349
			94,865,996
Hotels, Restaurants & Leisure 2.6%
Accor SA	France	1,660,611	65,895,336
Industrial Conglomerates 3.3%
Koninklijke Philips NV	Netherlands	2,795,546	82,876,325
Insurance 13.5%
Ageas	Belgium	1,192,769	43,517,186
Direct Line Insurance Group PLC	United Kingdom	9,850,945	46,600,327
Lancashire Holdings Ltd.	United Kingdom	3,612,800	31,412,242

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual European Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
NN Group NV	Netherlands	2,111,854	64,909,800
RSA Insurance Group PLC	United Kingdom	10,023,189	70,966,731
UNIQA Insurance Group AG	Austria	3,257,109	21,175,063
XL Group Ltd.	Ireland	1,794,560	60,351,053
			338,932,402
Machinery 1.8%
CNH Industrial NV	United Kingdom	2,999,447	21,471,861
CNH Industrial NV, special voting	United Kingdom	833,461	5,966,419
[a] Vossloh AG	Germany	293,290	17,445,692
			44,883,972
Marine 2.3%
A.P. Moeller-Maersk AS, B	Denmark	39,429	57,847,292
Media 1.3%
[a] Liberty Global PLC, C	United Kingdom	989,976	32,708,807
Metals & Mining 1.9%
ThyssenKrupp AG	Germany	859,109	20,487,205
Voestalpine AG	Austria	762,829	26,403,832
			46,891,037
Oil, Gas & Consumable Fuels 6.4%
BP PLC	United Kingdom	8,930,241	52,111,303
[a] Cairn Energy PLC	United Kingdom	12,726,411	31,025,589
[a] Repsol SA	Spain	473,071	6,419,519
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,241,414	30,929,392
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	1,603,748	39,804,695
			160,290,498
Pharmaceuticals 6.5%
GlaxoSmithKline PLC	United Kingdom	2,554,947	54,434,683
Novartis AG	Switzerland	941,204	74,028,914
Sanofi	France	450,899	34,274,563
			162,738,160
Professional Services 0.6%
Relx PLC	United Kingdom	762,239	14,460,780
Road & Rail 0.0%
[c,d] Euro Wagon LP	Jersey Islands	16,127,149	—
Specialty Retail 3.6%
[a] Dufry AG	Switzerland	345,245	43,220,046
Hornbach Holding AG & Co. KGaA	Germany	144,613	9,947,610
Kingfisher PLC	United Kingdom	7,902,254	38,621,876
			91,789,532
Tobacco 0.8%
Imperial Brands PLC	United Kingdom	414,760	21,371,073
Trading Companies & Distributors 2.5%
[a] Kloeckner & Co. SE	Germany	3,031,653	36,948,610
Rexel SA	France	1,661,212	25,473,443
			62,422,053
Wireless Telecommunication Services 2.6%
Vodafone Group PLC	United Kingdom	23,038,468	66,248,105

Total Common Stocks (Cost $2,223,171,003)			2,123,131,016
Preferred Stocks 4.3%
Auto Components 2.0%
[e] Schaeffler AG, 3.554%, pfd.	Germany	3,156,455	49,944,919
Automobiles 2.3%
[e] Volkswagen AG, 0.145%, pfd.	Germany	446,068	58,626,011
Total Preferred Stocks (Cost $116,912,952)			108,570,930

Franklin Mutual European Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $2,340,083,955)			2,231,701,946
Short Term Investments 8.9%
		Principal Amount
U.S. Government and Agency Securities 8.9%
FHLB, 10/03/16	United States	$11,300,000	11,300,000
[f] U.S. Treasury Bill,
10/27/16	United States	26,500,000	26,496,740
2/16/17	United States	30,000,000	29,961,870
2/23/17	United States	30,000,000	29,959,770
10/06/16 - 3/16/17	United States	127,000,000	126,904,652
Total U.S. Government and Agency Securities (Cost $224,545,089)			224,623,032
Total Investments (Cost $2,564,629,044) 97.7%			2,456,324,978
Other Assets, less Liabilities 2.3%			57,336,517
Net Assets 100.0%			$2,513,661,495

a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days.
c See Note 7 regarding holdings of 5% voting securities.
d See Note 6 regarding restricted securities.
e Variable rate security. The rate shown represents the yield at period end.
f The security was issued on a discount basis with no stated coupon rate.

At September 30, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD	Short	22	$2,846,250	12/19/16	$-	$(2,405)
EUR/USD	Short	3,572	503,518,050	12/19/16	-	(220,941)
GBP/USD	Short	2,514	204,215,363	12/19/16	5,470,023	-
Total Futures Contracts					$5,470,023	$(223,345)
Net unrealized appreciation (depreciation)					$5,246,678

At September 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	1,474,490	$1,656,970	10/03/16	$655	$(355)
Euro	BANT	Sell	3,283,326	3,766,746	10/03/16	76,415	-
Euro	BONY	Buy	157,131	176,677	10/03/16	-	(68)
Euro	FBCO	Buy	1,260,581	1,408,007	10/03/16	8,837	-
Euro	HSBK	Buy	4,000,536	4,486,428	10/03/16	10,020	-
Euro	HSBK	Sell	57,538,682	65,585,754	10/03/16	914,508	-
Euro	SSBT	Buy	2,026,220	2,267,329	10/03/16	10,064	-
Euro	SSBT	Sell	74,293,339	84,750,112	10/03/16	1,247,281	-
Euro	UBSW	Buy	126,196,389	141,717,827	10/03/16	122,018	-
Swiss Franc	BONY	Buy	185,000	189,550	10/12/16	1,101	(55)

Franklin Mutual European Fund
Statement of Investments, September 30, 2016 (unaudited) (continued)

Swiss Franc	BONY	Sell	1,143,874	1,174,629	10/12/16	-	(3,848)
Swiss Franc	HSBK	Sell	304,000	312,372	10/12/16	843	(1,667)
Swiss Franc	SSBT	Buy	95,000	99,284	10/12/16	-	(1,410)
Euro	BANT	Sell	64,607,000	73,289,547	10/18/16	621,685	-
Euro	HSBK	Sell	6,116,326	6,968,357	10/18/16	88,911	-
Euro	SSBT	Sell	68,839,757	77,999,888	10/18/16	571,157	-
British Pound	FBCO	Buy	2,657,340	3,538,447	10/24/16	-	(90,805)
British Pound	HSBK	Buy	903,423	1,191,663	10/24/16	-	(19,559)
British Pound	SSBT	Buy	5,080,194	6,689,788	10/24/16	-	(98,725)
British Pound	SSBT	Sell	55,687,570	80,106,013	10/24/16	7,856,763	-
Euro	BANT	Sell	89,486,802	103,625,717	11/04/16	2,894,159	-
Euro	HSBK	Sell	91,035,710	105,463,615	11/04/16	2,988,516	-
Euro	BANT	Sell	223,066	250,374	11/18/16	-	(875)
Euro	BONY	Sell	89,554,909	102,026,972	11/18/16	1,158,335	(983)
Euro	HSBK	Sell	89,523,851	102,027,925	11/18/16	1,194,055	(768)
Euro	SSBT	Sell	446,132	500,531	11/18/16	-	(1,967)
British Pound	BANT	Sell	3,108,107	4,146,843	11/23/16	112,269	-
British Pound	BONY	Sell	45,323,020	65,532,644	11/23/16	6,699,713	-
British Pound	HSBK	Sell	39,727,055	57,079,006	11/23/16	5,510,088	-
British Pound	SSBT	Sell	4,108,107	5,616,007	11/23/16	283,353	-
British Pound	BANT	Sell	6,878,969	9,093,269	1/13/17	151,934	-
British Pound	BONY	Sell	11,113,455	14,640,776	1/13/17	195,425	-
British Pound	FBCO	Sell	16,560,813	21,847,516	1/13/17	321,648	-
British Pound	HSBK	Sell	23,514,598	31,059,428	1/13/17	494,979	-
British Pound	SSBT	Sell	13,704,673	18,080,513	1/13/17	267,078	-
Euro	BANT	Sell	16,514,320	18,465,074	1/17/17	-	(190,686)
Euro	BONY	Sell	1,029,105	1,155,222	1/17/17	-	(7,329)
Euro	FBCO	Sell	22,378,585	24,937,386	1/17/17	-	(343,069)
Euro	HSBK	Sell	20,410,711	22,793,623	1/17/17	-	(263,780)
Euro	SSBT	Sell	21,715,796	24,225,382	1/17/17	-	(306,338)
Norwegian Krone	BONY	Buy	316,000	38,079	1/25/17	1,496	-
Norwegian Krone	HSBK	Sell	29,216,210	3,451,835	1/25/17	-	(207,211)
British Pound	FBCO	Sell	30,771,925	40,205,819	2/13/17	182,403	-
British Pound	HSBK	Sell	31,554,295	41,219,191	2/13/17	178,187	-
British Pound	SSBT	Sell	2,158,165	2,815,620	2/13/17	8,609	-
British Pound	UBSW	Sell	2,078,467	2,729,692	2/13/17	26,340	-
Euro	BANT	Sell	1,109,753	1,252,689	2/17/17	-	(2,734)
Euro	FBCO	Sell	1,109,753	1,251,557	2/17/17	-	(3,866)
Euro	HSBK	Sell	7,148,923	8,111,016	2/17/17	29,014	(5,317)
Euro	SSBT	Sell	6,143,465	6,944,348	2/17/17	12,965	(18,497)
Euro	UBSW	Sell	121,977,059	137,812,730	2/17/17	-	(175,519)
Total Forward Exchange Contracts						$34,240,824	$(1,745,431)
Net unrealized appreciation (depreciation)						$32,495,393

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual European Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BANT	Bank of America N.A.
BONY	Bank of New York Mellon
FBCO	Credit Suisse International
HSBK	HSBC Bank PLC
SSBT	State Street Bank and Trust Co., N.A.
UBSW	UBS AG

Currency

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Selected Portfolio

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank

Franklin Mutual Financial Services Fund

Statement of Investments, September 30, 2016 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 91.9%
Banks 33.2%
[a,b] AB&T Financial Corp.	United States	226,100	$99,484
Barclays PLC	United Kingdom	2,855,165	6,212,686
BB&T Corp.	United States	291,320	10,988,590
BNP Paribas SA	France	71,270	3,665,867
Capital Bank Financial Corp., A	United States	42,649	1,369,459
[c] Capital Bank Financial Corp., B, 144A, non-voting	United States	153,021	4,913,504
CIT Group Inc.	United States	594,800	21,591,240
Citigroup Inc.	United States	123,869	5,850,333
Citizens Financial Group Inc.	United States	643,086	15,890,655
Columbia Banking System Inc.	United States	117,665	3,849,999
[a] FCB Financial Holdings Inc., A	United States	356,409	13,696,798
Guaranty Bancorp	United States	266,761	4,761,684
HSBC Holdings PLC	United Kingdom	903,350	6,779,002
JPMorgan Chase & Co.	United States	156,190	10,400,692
KB Financial Group Inc.	South Korea	101,194	3,480,301
PNC Financial Services Group Inc.	United States	94,970	8,555,847
Southern National Bancorp of Virginia Inc.	United States	547,560	7,145,658
[a] Standard Chartered PLC	United Kingdom	1,287,230	10,487,681
State Bank Financial Corp.	United States	416,160	9,496,771
SunTrust Banks Inc.	United States	375,460	16,445,148
Wells Fargo & Co.	United States	284,820	12,611,830
			178,293,229
Capital Markets 4.8%
[a] China International Capital Corp. Ltd., H	China	4,425,001	6,047,305
Credit Suisse Group AG	Switzerland	307,290	4,020,853
Oslo Bors VPS Holding ASA	Norway	911,000	9,808,330
UBS Group AG	Switzerland	441,330	6,011,012
			25,887,500
Consumer Finance 6.0%
Capital One Financial Corp.	United States	248,230	17,830,361
[c] Hoist Finance AB, 144A	Sweden	608,928	5,858,320
Sun Hung Kai & Co. Ltd.	Hong Kong	14,145,704	8,845,225
			32,533,906
Diversified Financial Services 3.2%
First Pacific Co. Ltd.	Hong Kong	7,786,902	5,541,743
Voya Financial Inc.	United States	399,670	11,518,490
			17,060,233
Equity Real Estate Investment Trusts (REITs) 1.8%
Hibernia REIT PLC	Ireland	6,309,142	9,713,593

Household Durables 1.7%
[a] Cairn Homes PLC	Ireland	4,414,616	5,333,232
[a,c] Cairn Homes PLC, 144A	Ireland	2,988,749	3,610,663
			8,943,895
Insurance 37.1%
Ageas	Belgium	256,999	9,376,395
[a] Alleghany Corp.	United States	18,637	9,784,798
The Allstate Corp.	United States	102,216	7,071,303
American International Group Inc.	United States	375,458	22,279,678
Argo Group International Holdings Ltd.	United States	218,285	12,315,640
[a] ASR Nederland NV	Netherlands	410,210	8,348,602
China Pacific Insurance Group Co. Ltd., H	China	2,979,740	11,006,408
Chubb Ltd.	United States	62,970	7,912,180
Direct Line Insurance Group PLC	United Kingdom	2,164,854	10,240,937
[a] Enstar Group Ltd.	United States	51,919	8,539,118
Korean Reinsurance Co.	South Korea	474,730	5,025,378
Lancashire Holdings Ltd.	United Kingdom	633,269	5,506,089

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Financial Services Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
Maiden Holdings Ltd.	United States	413,070		5,241,858
MetLife Inc.	United States	204,710		9,095,265
NN Group NV	Netherlands	580,348		17,837,536
RSA Insurance Group PLC	United Kingdom	1,851,271		13,107,470
State National Cos. Inc.	United States	373,757		4,156,178
[c] State National Cos. Inc.144A	United States	350,000		3,892,000
UNIQA Insurance Group AG	Austria	564,365		3,669,040
White Mountains Insurance Group Ltd.	United States	7,838		6,505,540
XL Group Ltd.	Ireland	554,492		18,647,566
				199,558,979
Real Estate Management & Development 3.1%
[a] Dolphin Capital Investors Ltd.	Greece	3,979,650		296,735
Takara Leben Co. Ltd.	Japan	2,419,600		16,183,977
				16,480,712
Thrifts & Mortgage Finance 1.0%
Genworth Mortgage Insurance Australia Ltd.	Australia	2,696,920		5,553,847

Total Common Stocks and Other Equity Interests (Cost $467,497,909)				494,025,894
Convertible Preferred Stocks (Cost $122,400) 0.1%
Banks 0.1%
[d] Columbia Banking System Inc., 4.584%, cvt. pfd., B	United States	1,224		466,814

Preferred Stocks 1.2%
Diversified Financial Services 1.2%
[a,e] Hightower Holding LLC, pfd., A, Series 1	United States	3,000,000		3,896,100
[a,e] Hightower Holding LLC, pfd., A, Series 2	United States	968,000		2,777,386
Total Preferred Stocks (Cost $4,782,324)				6,673,486
Companies in Liquidation 0.1%
[a,e] FIM Coinvestor Holdings I, LLC	United States	4,357,178		—
[a,f] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	7,766,103		262,106
Total Companies in Liquidation (Cost $532,682)				262,106
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Put-Over-the-Counter
Currency Options 0.0%†
CNY/USD, December Strike Price 7.255 CNY, Expires 12/14/16	HSBK	49,282,490	CNY	4,374
CNY/USD, December Strike Price 7.27 CNY, Expires 12/15/16	HSBK	88,744,890	CNY	7,434
CNY/USD, December Strike Price 7.27 CNY, Expires 12/15/16	MSCS	40,464,093	CNY	3,390
Total Options Purchased (Cost $90,831)				15,198
Total Investments before Short Term Investments (Cost $473,026,146)				501,443,498
Short Term Investments 4.9%
	Country	Principal Amount
U.S. Government and Agency Securities 4.9%
FHLB,10/03/16	United States	$9,600,000		9,600,000
[g,h] U.S. Treasury Bill, 10/13/16 - 3/16/17	United States	16,700,000		16,694,566
Total U.S. Government and Agency Securities (Cost $26,287,206)				26,294,566
Total Investments (Cost $499,313,352) 98.2%				527,738,064
Other Assets, less Liabilities 1.8%				9,694,456
Net Assets 100.0%				$537,432,520

† Rounds to less than 0.1% of net assets.
* The notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding holdings of 5% voting securities.

Franklin Mutual Financial Services Fund
Statement of Investments, September 30, 2016 (unaudited) (continued)
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $18,274,487, representing 3.4% of net assets.
d Variable rate security. The rate shown represents the yield at period end.
e See Note 6 regarding restricted securities.
f Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
g The security was issued on a discount basis with no stated coupon rate.
h A portion or all of the security has been segregated as collateral for open forward contracts. At September 30, 2016, the value of this security and/or cash pledged amounted to
$1,251,683, representing 0.2% of net assets.

At September 30, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of		Notional Expiration		Unrealized	Unrealized
Description			Type Contracts		Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD			Short	1	$129,375	12/19/16	$-	$(109)
EUR/USD			Short	119	16,774,538	12/19/16	-	(7,894)
GBP/USD			Short	149	12,103,456	12/19/16	325,324	-
Total Futures Contracts							$325,324	$(8,003)
Net unrealized appreciation (depreciation)							$317,321

At September 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity		Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	40,379		$45,245	10/03/16	$139	$-
Euro	HSBK	Sell	2,088,085		2,380,114	10/03/16	33,188	-
Euro	SSBT	Buy	202,000		225,314	10/03/16	1,726	-
Euro	SSBT	Sell	2,088,085		2,379,498	10/03/16	32,572	-
Euro	UBSW	Buy	3,933,791		4,417,648	10/03/16	3,781	-
Sw iss Franc	BONY	Buy	204,620		210,127	10/12/16	759	(76)
Sw iss Franc	BONY	Sell	2,739,727		2,813,851	10/12/16	-	(8,754)
Sw iss Franc	HSBK	Sell	242,000		248,325	10/12/16	515	(1,510)
Sw iss Franc	SSBT	Buy	35,000		36,578	10/12/16	-	(519)
Euro	BANT	Sell	2,896,823		3,284,581	10/18/16	26,328	-
Euro	SSBT	Sell	2,953,481		3,346,418	10/18/16	24,438	-
British Pound	FBCO	Buy	346,625		461,558	10/24/16	-	(11,845)
British Pound	HSBK	Buy	30,000		39,504	10/24/16	-	(582)
British Pound	SSBT	Buy	85,328		112,621	10/24/16	-	(1,916)
British Pound	SSBT	Sell	4,668,716		6,715,901	10/24/16	658,693	-
Japanese Yen	BONY	Buy	9,685,200		94,569	10/24/16	1,076	-
Japanese Yen	BONY	Sell	43,044,000		398,478	10/24/16	-	(26,597)

Franklin Mutual Financial Services Fund
Statement of Investments, September 30, 2016 (unaudited) (continued)
Japanese Yen	HSBK	Buy	901,160,985	8,762,589	10/24/16	156,257	(19,563)
Japanese Yen	HSBK	Sell	2,490,571,985	23,206,685	10/24/16	1,888	(1,390,482)
Japanese Yen	SSBT	Buy	31,500,000	310,199	10/24/16	875	-
Australian Dollar	HSBK	Buy	1,296,344	988,134	10/31/16	5,601	(2,052)
Australian Dollar	HSBK	Sell	8,551,059	6,376,304	10/31/16	369	(165,490)
Sw edish Krona	BONY	Sell	1,367,720	161,262	10/31/16	1,509	-
Sw edish Krona	HSBK	Sell	48,562,000	5,793,909	10/31/16	121,747	-
Euro	BANT	Sell	2,317,779	2,683,988	11/04/16	74,961	-
Euro	HSBK	Sell	2,466,551	2,857,379	11/04/16	80,885	-
South Korean Won	BANT	Sell	2,398,251,994	2,078,402	11/14/16	-	(99,970)
South Korean Won	FBCO	Buy	1,165,399,731	1,042,474	11/14/16	16,078	-
South Korean Won	FBCO	Sell	2,422,875,081	2,105,485	11/14/16	-	(95,253)
South Korean Won	HSBK	Buy	4,095,894,759	3,734,910	11/14/16	11,173	(25,713)
South Korean Won	HSBK	Sell	5,168,170,005	4,538,482	11/14/16	-	(155,854)
Euro	BANT	Sell	2,374,249	2,693,126	11/18/16	19,336	(430)
Euro	BONY	Sell	4,872,316	5,532,732	11/18/16	48,937	(4,109)
Euro	HSBK	Sell	3,855,287	4,390,998	11/18/16	49,223	(603)
Euro	SSBT	Sell	1,689,044	1,899,028	11/18/16	452	(3,869)
British Pound	BANT	Sell	303,190	404,794	11/23/16	11,229	-
British Pound	BONY	Sell	4,263,048	6,221,208	11/23/16	687,428	-
British Pound	FBCO	Sell	22,177	29,992	11/23/16	1,204	-
British Pound	HSBK	Sell	3,869,066	5,600,081	11/23/16	577,722	-
British Pound	SSBT	Sell	949,011	1,322,426	11/23/16	90,533	-
British Pound	BONY	Sell	1,003,860	1,324,224	1/13/17	19,399	-
British Pound	FBCO	Sell	759,269	1,001,736	1/13/17	14,832	-
British Pound	HSBK	Sell	4,603,249	6,063,900	1/13/17	80,562	-
British Pound	SSBT	Sell	191,628	250,892	1/13/17	1,813	-
Euro	BANT	Sell	227,668	254,324	1/17/17	-	(2,866)
Euro	BONY	Sell	815,478	903,522	1/17/17	-	(17,700)
Euro	FBCO	Sell	3,250,997	3,613,627	1/17/17	-	(58,933)
Euro	HSBK	Sell	1,168,977	1,301,744	1/17/17	-	(18,816)
Euro	SSBT	Sell	3,385,691	3,764,027	1/17/17	-	(60,692)
Norw egian Krone	BONY	Buy	903,000	108,816	1/25/17	4,276	-
Norw egian Krone	HSBK	Sell	78,338,185	9,255,503	1/25/17	-	(555,590)
British Pound	FBCO	Sell	2,560,366	3,344,815	2/13/17	14,681	-
British Pound	HSBK	Sell	3,403,069	4,443,441	2/13/17	17,247	-
British Pound	SSBT	Sell	1,075,324	1,426,554	2/13/17	27,936	-
British Pound	UBSW	Sell	89,051	116,952	2/13/17	1,129	-
South Korean Won	BANT	Sell	2,164,556,242	1,954,012	2/13/17	-	(11,802)
South Korean Won	FBCO	Sell	156,760,439	142,083	2/13/17	-	(284)
South Korean Won	HSBK	Sell	2,398,608,829	2,153,783	2/13/17	-	(24,594)
Euro	FBCO	Sell	56,351	63,888	2/17/17	140	-
Euro	HSBK	Sell	2,114,945	2,385,453	2/17/17	3,081	(10,188)
Euro	SSBT	Sell	1,334,430	1,519,693	2/17/17	11,924	(1,825)
Euro	UBSW	Sell	3,933,791	4,444,496	2/17/17	-	(5,661)
Total Forw ard Exchange Contracts						$2,937,642	$(2,784,138)
Net unrealized appreciation (depreciation)						$153,504

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Financial Services Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)

ABBREVIATIONS

Counterparty
BANT	Bank of America N.A.
BONY	Bank of New York Mellon
FBCO	Credit Suisse International
HSBK	HSBC Bank PLC
MSCS	Morgan Stanley Capital Services LLC
SSBT	State Street Bank and Trust Co., N.A.
UBSW	UBS AG

Currency

CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
USD	United States Dollar

Selected Portfolio

FHLB	Federal Home Loan Bank

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2016 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 89.5%
Aerospace & Defense 0.6%
B/E Aerospace Inc.	United States	2,022,442	$104,479,354
[a]KLX Inc.	United States	1,011,221	35,594,979
			140,074,333
Auto Components 0.8%
Cie Generale des Etablissements Michelin, B	France	1,269,287	140,445,787
[a,b]International Automotive Components Group Brazil LLC	Brazil	3,819,425	95,719
[a,b,c,d]International Automotive Components Group North America LLC	United States	35,491,081	25,050,669
			165,592,175
Automobiles 1.2%
General Motors Co.	United States	5,945,392	188,885,104
Hyundai Motor Co.	South Korea	661,459	81,440,113
			270,325,217
Banks 11.3%
Barclays PLC	United Kingdom	60,743,193	132,173,932
BNP Paribas SA	France	3,690,983	189,850,615
Capital Bank Financial Corp., A	United States	866,477	27,822,576
[e]Capital Bank Financial Corp., B, 144A, non-voting	United States	2,980,444	95,702,057
CIT Group Inc.	United States	4,841,447	175,744,526
Citigroup Inc.	United States	5,490,140	259,299,312
Citizens Financial Group Inc.	United States	10,206,899	252,212,474
HSBC Holdings PLC	United Kingdom	21,384,574	160,476,086
JPMorgan Chase & Co.	United States	4,590,489	305,680,663
KB Financial Group Inc.	South Korea	2,382,157	81,928,010
PNC Financial Services Group Inc.	United States	2,700,744	243,310,027
Societe Generale SA	France	3,827,410	132,392,278
[a]Standard Chartered PLC	United Kingdom	12,656,750	103,120,616
Wells Fargo & Co.	United States	6,774,534	299,976,366
			2,459,689,538
Beverages 0.8%
PepsiCo Inc.	United States	1,638,199	178,186,905
Chemicals 0.5%
[a,f,g]Dow Corning Corp., Contingent Distribution	United States	11,430,153	—
Monsanto Co.	United States	367,759	37,584,970
Syngenta AG	Switzerland	157,078	68,727,184
			106,312,154
Communications Equipment 2.5%
Cisco Systems Inc.	United States	7,416,030	235,236,472
Nokia OYJ, A	Finland	28,555,604	165,588,474
Nokia OYJ, ADR	Finland	25,474,246	147,495,884
			548,320,830
Construction Materials 0.9%
[a]LafargeHolcim Ltd., B	Switzerland	3,691,245	199,506,216
Consumer Finance 1.1%
Ally Financial Inc.	United States	4,641,368	90,367,435
Capital One Financial Corp.	United States	2,190,465	157,341,101
			247,708,536
Containers & Packaging 0.7%
International Paper Co.	United States	3,351,698	160,814,470
Diversified Financial Services 0.5%
Voya Financial Inc.	United States	3,426,353	98,747,493
Diversified Telecommunication Services 2.9%
China Telecom Corp. Ltd., H	China	448,060,220	225,868,541
Deutsche Telekom AG	Germany	8,629,475	144,691,244

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
[a,f,g]Global Crossing Holdings Ltd., Contingent Distribution	United States	45,658,716	—
Koninklijke KPN NV	Netherlands	79,524,264	264,086,497
			634,646,282
Electric Utilities 1.1%
Enel SpA	Italy	54,669,574	243,784,677
Energy Equipment & Services 1.2%
Baker Hughes Inc.	United States	5,382,143	271,636,757
Food & Staples Retailing 4.0%
CVS Health Corp.	United States	2,156,656	191,920,818
Empire Co. Ltd., A	Canada	7,893,638	117,702,385
Metro AG	Germany	7,384,718	219,839,094
[a]Rite Aid Corp.	United States	13,959,587	107,349,224
Walgreens Boots Alliance Inc.	United States	2,833,972	228,474,823
			865,286,344
Health Care Equipment & Supplies 4.8%
Medtronic PLC	United States	5,286,204	456,728,026
St. Jude Medical Inc.	United States	3,633,160	289,780,842
Stryker Corp.	United States	2,622,672	305,305,247
			1,051,814,115
Hotels, Restaurants & Leisure 1.5%
Accor SA	France	5,775,634	229,185,128
Sands China Ltd.	Hong Kong	21,300,300	92,408,813
			321,593,941
Independent Power & Renewable Electricity Producers 0.1%
NRG Energy Inc.	United States	991,709	11,117,058
Industrial Conglomerates 2.1%
Jardine Strategic Holdings Ltd.	Hong Kong	3,736,405	122,180,443
Koninklijke Philips NV	Netherlands	11,117,357	329,583,450
			451,763,893
Insurance 9.6%
[a]Alleghany Corp.	United States	76,761	40,301,060
The Allstate Corp.	United States	2,713,383	187,711,836
American International Group Inc.	United States	5,102,618	302,789,352
China Pacific Insurance Group Co. Ltd., H	China	44,491,587	164,340,697
Chubb Ltd.	United States	2,567,728	322,635,023
MetLife Inc.	United States	3,841,066	170,658,563
NN Group NV	Netherlands	11,287,329	346,926,573
RSA Insurance Group PLC	United Kingdom	17,857,312	126,434,317
White Mountains Insurance Group Ltd.	United States	163,310	135,547,300
XL Group Ltd.	Ireland	8,454,755	284,333,411
			2,081,678,132
Internet Software & Services 1.1%
[a]LinkedIn Corp., A	United States	1,218,238	232,829,646
IT Services 0.2%
Xerox Corp.	United States	4,014,525	40,667,138
Machinery 1.7%
Caterpillar Inc.	United States	3,147,600	279,412,452
CNH Industrial NV	United Kingdom	5,804,196	41,549,955
CNH Industrial NV, special voting	United Kingdom	7,338,645	52,534,471
			373,496,878
Marine 1.0%
A.P. Moeller-Maersk AS, B	Denmark	141,774	208,000,254
Media 4.9%
CBS Corp., B	United States	4,610,979	252,404,991
[a]Charter Communications Inc., A	United States	840,665	226,954,330
[a]DISH Network Corp., A	United States	4,143,726	226,993,310

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
[a]Liberty Global PLC, C	United Kingdom	2,915,402	96,324,882
Time Warner Inc.	United States	2,055,136	163,609,377
Twenty-First Century Fox Inc., B	United States	4,159,700	102,910,978
			1,069,197,868
Metals & Mining 1.0%
Freeport-McMoRan Inc., B	United States	6,099,862	66,244,501
ThyssenKrupp AG	Germany	6,240,872	148,826,308
			215,070,809
Oil, Gas & Consumable Fuels 6.3%
Apache Corp.	United States	1,669,618	106,638,502
BP PLC	United Kingdom	30,087,550	175,572,129
China Shenhua Energy Co. Ltd., H	China	63,379,200	123,876,394
CONSOL Energy Inc.	United States	6,429,499	123,446,381
Kinder Morgan Inc.	United States	10,003,978	231,392,011
Marathon Oil Corp.	United States	12,928,845	204,405,039
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	9,226,904	229,885,060
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	6,164,658	153,005,541
[a,b,c]Warrior Met Coal LLC, A	United States	60,966	9,144,900
[a,b,c]Warrior Met Coal LLC, B	United States	142,575	21,386,250
			1,378,752,207
Pharmaceuticals 7.8%
Eli Lilly & Co.	United States	4,482,919	359,799,079
GlaxoSmithKline PLC	United Kingdom	10,945,979	233,210,667
Merck & Co. Inc.	United States	7,956,898	496,590,004
Novartis AG, ADR	Switzerland	5,241,292	413,852,416
Teva Pharmaceutical Industries Ltd., ADR	Israel	4,500,933	207,087,928
			1,710,540,094
Professional Services 0.9%
Relx PLC	United Kingdom	10,738,563	203,726,129

Semiconductors & Semiconductor Equipment 0.6%
SK Hynix Inc.	South Korea	3,356,242	122,595,763

Software 6.4%
[a]Check Point Software Technologies Ltd.	Israel	3,995,413	310,084,003
[a]Dell Technologies Inc., V	United States	1,105,751	52,854,898
Microsoft Corp.	United States	10,162,391	585,353,721
Open Text Corp.	Canada	1,118,195	72,526,128
Symantec Corp.	United States	14,661,159	367,995,091
			1,388,813,841
Specialty Retail 1.0%
Kingfisher PLC	United Kingdom	42,834,793	209,352,932

Technology Hardware, Storage & Peripherals 2.2%
Hewlett Packard Enterprise Co.	United States	6,436,730	146,435,608
Lenovo Group Ltd.	China	41,391,101	27,429,172
Samsung Electronics Co. Ltd.	South Korea	217,030	315,132,131
			488,996,911
Tobacco 5.0%
Altria Group Inc.	United States	3,441,027	217,576,137
British American Tobacco PLC	United Kingdom	5,563,572	355,677,890
Imperial Brands PLC	United Kingdom	4,213,802	217,121,874
Philip Morris International Inc.	United States	925,621	89,988,874
Reynolds American Inc.	United States	4,519,785	213,107,863
			1,093,472,638
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	United Kingdom	89,319,132	256,841,005

Total Common Stocks and Other Equity Interests (Cost $16,497,133,466)			19,500,953,179

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)

Preferred Stocks 1.2%
Automobiles 1.2%
[h]Volkswagen AG, 0.145%, pfd.	Germany	1,896,164	249,209,833

Diversified Financial Services 0.0%†
[a,b]Hightower Holding LLC, pfd., A, Series 2	United States	3,048,000	8,745,322

Total Preferred Stocks (Cost $398,807,079)			257,955,155
		Principal Amount
Corporate Bonds, Notes and Senior Floating Rate Interests 3.5%
Avaya Inc.,
[e] senior note, 144A, 10.50%, 3/01/21	United States	$98,429,000	22,146,525
[e] senior secured note, 144A, 7.00%, 4/01/19	United States	51,741,000	38,417,693
[i] Term B-3 Loan, 5.243%, 10/26/17	United States	51,898,103	40,869,756
[i] Term B-6 Loan, 6.50%, 3/30/18	United States	34,017,476	26,087,152
[i] Term B-7 Loan, 6.25%, 5/29/20	United States	37,511,124	27,758,232
[i]Belk Inc., Closing Date Term Loan, 5.75%, 12/12/22	United States	34,009,525	31,048,860
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	95,618,000	76,016,310
[i] Tranche D Term Loan, 7.274%, 1/30/19	United States	117,978,997	90,868,367
[i] Tranche E Term Loan, 8.024%, 7/30/19	United States	37,921,652	29,175,971
[e]Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	17,307,000	16,355,115
senior bond, 144A, 7.25%, 7/15/22	United States	8,530,000	7,954,225
senior note, 144A, 6.375%, 10/15/20	United States	106,148,000	100,044,490
[i]Veritas Software Corp.,
Term Loan B1, 6.625%, 1/27/23	United States	67,414,235	63,172,734
Term Loan B2, 8.625%, 1/27/23	United States	65,064,084	58,747,467
[e]Veritas U.S. Inc./Veritas Bermuda Ltd., senior note, 144A,
7.50%, 2/01/23	United States	11,929,000	11,511,485
10.50%, 2/01/24	United States	84,935,000	80,263,575
[e]Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	45,690,000	53,171,737
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $872,715,691)			773,609,694
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.0%
[b,j]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	8,893	—
[i,j]Caesars Entertainment Operating Co. Inc., 1.50%, 3/01/17,
Term B-5-B Loans	United States	13,307,605	14,316,761
Term B-6-B Loans	United States	63,441,299	69,547,524
Term B-7 Loans	United States	46,344,115	53,295,732
[j]Samson Investment Co., senior note, 9.75%, 2/15/20	United States	87,456,000	3,607,560
[i,j]Texas Competitive Electric Holdings Co. LLC, Term Loans, 5.39%, 10/10/17	United States	142,325,613	41,941,650
[e,j]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 5.56%, 10/01/20	United States	118,132,000	36,104,092
[e,j,k]Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	27,033,380	6,083
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $395,273,766)			218,819,402
		Shares
Companies in Liquidation 0.1%
[a]Adelphia Recovery Trust	United States	45,477,593	45,477
[a,f]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	5,538,790	55,388
[a,f,g]Century Communications Corp., Contingent Distribution	United States	15,282,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	30,279,560	—
[a,l]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	587,363,521	19,823,519
[a,f,g]NewPage Corp., Litigation Trust, Contingent Distribution	United States	145,817,000	—
[a,f,g]Tribune Media Litigation Trust, Contingent Distribution	United States	1,285,973	—
Total Companies in Liquidation (Cost $41,476,119)			19,924,384
		Principal Amount
Municipal Bonds in Reorganization (Cost $85,612,566) 0.3%
[j]Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$98,292,000	64,504,125

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Puts - Over-the-Counter
Currency Options 0.0%†
CNY/USD, December Strike Price 7.255 CNY, Expires 12/14/16	HSBK	890,688,370	CNY	79,063
CNY/USD, December Strike Price 7.27 CNY, Expires 12/15/16	HSBK	1,912,278,990	CNY	160,190
CNY/USD, December Strike Price 7.27 CNY, Expires 12/15/16	MSCS	926,362,302	CNY	77,600
Total Options Purchased (Cost $1,843,957)				316,853
Total Investments before Short Term Investments (Cost $18,292,862,614)				20,836,082,792
	Country	Principal Amount
Short Term Investments 4.2%
U.S. Government and Agency Securities 4.2%
FHLB,
10/03/16	United States	$174,400,000		174,400,000
[m] 10/04/16	United States	30,092,000		30,091,850
[m,n]U.S. Treasury Bill, 10/06/16 - 3/30/17	United States	715,000,000		714,340,614
Total U.S. Government and Agency Securities (Cost $918,587,309)				918,832,464
Total Investments (Cost $19,211,449,923) 99.8%				21,754,915,256
Securities Sold Short (0.6)%				(133,795,284)
Other Assets, less Liabilities 0.8%				176,231,648
Net Assets 100.0%				$21,797,351,620
		Shares
Securities Sold Short (Proceeds $121,997,463) (0.6)%
Common Stocks (0.6)%
Health Care Equipment & Supplies (0.6)%
Abbott Laboratories	United States	3,163,757		$(133,795,284)

† Rounds to less than 0.1% of net assets.
* The notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding restricted securities.
c At September 30, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
d See Note 7 regarding holdings of 5% voting securities.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $461,677,077, representing 2.1% of net assets.
f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g Security has been deemed illiquid because it may not be able to be sold within seven days.
h Variable rate security. The rate shown represents the yield at period end.
i The coupon rate shown represents the rate at period end.
j Defaulted security or security for which income has been deemed uncollectible.
k Income may be received in additional securities and/or cash.
l Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
m The security was issued on a discount basis with no stated coupon rate.
n A portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2016, the aggregate value of these securities and/or cash pledged amounted to $206,812,187, representing 0.9% of net assets.

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)

At September 30, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	8,928	$1,258,513,200	12/19/16	$-	$(598,105)
GBP/USD	Short	9,564	776,895,675	12/19/16	20,792,103	-
Total Futures Contracts					$20,792,103	$(598,105)
Net unrealized appreciation (depreciation)					$20,193,998

At September 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	7,984,332	$8,953,680	10/03/16	$20,400	$-
Euro	BANT	Sell	5,093,102	5,805,347	10/03/16	80,898	-
Euro	FBCO	Buy	17,685,990	19,798,769	10/03/16	79,598	-
Euro	HSBK	Buy	18,294,559	20,478,557	10/03/16	83,818	-
Euro	HSBK	Sell	143,063,189	163,072,463	10/03/16	2,274,988	-
Euro	SSBT	Buy	20,618,251	23,076,951	10/03/16	97,163	-
Euro	SSBT	Sell	154,503,755	176,139,097	10/03/16	2,482,869	-
Euro	UBSW	Buy	238,076,914	267,360,089	10/03/16	229,127	-
Euro	BANT	Sell	176,729,763	200,388,999	10/18/16	1,609,081	-
Euro	HSBK	Sell	3,571,429	4,074,972	10/18/16	57,944	-
Euro	SSBT	Sell	190,957,471	216,366,634	10/18/16	1,583,850	-
British Pound	BANT	Buy	6,437,133	8,544,792	10/24/16	-	(193,233)
British Pound	FBCO	Buy	7,720,940	10,281,556	10/24/16	-	(264,381)
British Pound	HSBK	Buy	1,984,698	2,617,922	10/24/16	-	(42,968)
British Pound	SSBT	Buy	18,644,171	24,647,283	10/24/16	-	(458,270)
British Pound	SSBT	Sell	217,271,806	312,543,320	10/24/16	30,654,113	-
Euro	BANT	Sell	232,129,226	268,805,644	11/04/16	7,507,462	-
Euro	HSBK	Sell	235,223,545	272,503,970	11/04/16	7,722,643	-
South Korean Won	BANT	Sell	72,318,550,810	62,697,332	11/14/16	-	(2,990,821)
South Korean Won	FBCO	Buy	4,066,303,829	3,641,684	11/14/16	51,808	-
South Korean Won	FBCO	Sell	89,055,475,377	77,714,856	11/14/16	-	(3,175,726)
South Korean Won	HSBK	Buy	13,138,604,128	11,646,636	11/14/16	287,379	-
South Korean Won	HSBK	Sell	163,562,634,246	143,683,917	11/14/16	48,454	(4,931,222)
Euro	BANT	Sell	9,596,315	10,790,723	11/18/16	27,975	(46,003)
Euro	BONY	Sell	104,225,059	118,477,264	11/18/16	1,158,391	(74,380)
Euro	FBCO	Sell	5,080,054	5,643,915	11/18/16	-	(77,973)
Euro	HSBK	Sell	105,670,969	120,095,114	11/18/16	1,178,678	(105,410)
Euro	SSBT	Sell	31,197,514	35,140,880	11/18/16	131,059	(129,307)
Canadian Dollar	HSBK	Sell	153,765,427	116,208,270	11/21/16	8,281	(1,005,484)

Franklin Mutual Global Discovery Fund
Statement of Investments, September 30, 2016 (unaudited) (continued)

British Pound	BANT	Sell	13,527,280	18,109,279	11/23/16	549,780	-
British Pound	BONY	Sell	121,542,915	176,629,791	11/23/16	18,857,297	-
British Pound	FBCO	Sell	2,558,223	3,459,677	11/23/16	138,897	-
British Pound	HSBK	Sell	90,729,958	130,608,437	11/23/16	12,833,643	-
British Pound	SSBT	Sell	22,285,837	30,050,678	11/23/16	1,121,867	-
British Pound	BANT	Sell	31,077,862	41,095,767	1/13/17	700,532	-
British Pound	BONY	Sell	42,745,733	56,310,514	1/13/17	749,294	-
British Pound	FBCO	Sell	76,234,566	100,587,459	1/13/17	1,497,206	-
British Pound	HSBK	Sell	237,469,005	312,842,965	1/13/17	4,178,995	-
British Pound	SSBT	Sell	75,289,718	99,308,320	1/13/17	1,446,188	-
Euro	BANT	Sell	19,431,867	21,766,447	1/17/17	-	(185,185)
Euro	BONY	Sell	13,822,101	15,477,661	1/17/17	-	(136,776)
Euro	FBCO	Sell	134,290,909	149,367,655	1/17/17	-	(2,336,992)
Euro	HSBK	Sell	47,898,954	53,638,188	1/17/17	-	(471,908)
Euro	SSBT	Sell	139,862,931	155,679,927	1/17/17	-	(2,319,276)
South Korean Won	BANT	Sell	52,139,586,507	47,068,009	2/13/17	-	(284,287)
British Pound	FBCO	Sell	124,412,288	162,522,002	2/13/17	705,514	-
South Korean Won	FBCO	Sell	166,214,074,717	149,596,033	2/13/17	-	(1,356,795)
British Pound	HSBK	Sell	117,834,366	153,922,181	2/13/17	661,248	-
South Korean Won	HSBK	Sell	132,947,178,560	119,291,261	2/13/17	-	(1,449,131)
British Pound	SSBT	Sell	14,872,296	19,403,228	2/13/17	59,619	-
British Pound	UBSW	Sell	6,268,943	8,233,128	2/13/17	79,445	-
South Korean Won	UBSW	Sell	2,220,416,104	2,017,643	2/13/17	1,098	-
Euro	BANT	Sell	3,465,573	3,911,939	2/17/17	-	(8,539)
Euro	FBCO	Sell	8,093,588	9,155,393	2/17/17	11,482	(12,074)
Euro	HSBK	Sell	15,778,351	17,833,538	2/17/17	14,304	(30,245)
Euro	SSBT	Sell	15,240,446	17,176,660	2/17/17	191	(64,497)
Euro	UBSW	Sell	242,221,689	273,676,373	2/17/17	3,124	(343,414)
Total Forw ard Exchange Contracts						$100,985,703	$(22,494,297)
Net unrealized appreciation (depreciation)						$78,491,406

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	Bank of America N.A.
BONY	Bank of New York Mellon
FBCO	Credit Suisse International
HSBK	HSBC Bank PLC
MSCS	Morgan Stanley Capital Services LLC
SSBT	State Street Bank and Trust Co., N.A.
UBSW	UBS AG

Currency

CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
USD	United States Dollar

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)

Selected Portfolio

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
GO	General Obligation
PIK	Payment-In-Kind

Franklin Mutual International Fund

Statement of Investments, September 30, 2016 (unaudited)

	Country	Shares	Value
Common Stocks 90.0%
Air Freight & Logistics 3.4%
Deutsche Post AG	Germany	91,971	$2,875,392
Sinotrans Ltd., H	China	5,681,000	2,768,594
			5,643,986
Auto Components 2.0%
Cie Generale des Etablissements Michelin, B	France	30,760	3,403,574
Banks 4.7%
BNP Paribas SA	France	32,930	1,693,798
HSBC Holdings PLC	United Kingdom	269,900	2,025,409
KB Financial Group Inc.	South Korea	31,521	1,084,082
[a] Standard Chartered PLC	United Kingdom	377,586	3,076,374
			7,879,663
Beverages 1.2%
Coca-Cola East Japan Co. Ltd.	Japan	92,100	1,985,286
Capital Markets 1.7%
[a] China International Capital Corp. Ltd., H	China	1,424,999	1,947,435
UBS Group AG	Switzerland	65,110	886,813
			2,834,248
Chemicals 3.4%
Arkema SA	France	34,391	3,184,645
Lanxess AG	Germany	39,685	2,466,270
			5,650,915
Communications Equipment 2.0%
Nokia OYJ, A	Finland	356,803	2,069,032
Nokia OYJ, ADR	Finland	227,640	1,318,036
			3,387,068
Construction & Engineering 0.6%
FLSmidth & Co. AS	Denmark	28,340	1,065,980
Construction Materials 1.7%
[a] LafargeHolcim Ltd., B	Switzerland	53,550	2,894,297
Consumer Finance 2.2%
[b] Hoist Finance AB, 144A	Sweden	192,581	1,852,766
Sun Hung Kai & Co. Ltd.	Hong Kong	2,877,748	1,799,439
			3,652,205
Diversified Financial Services 1.2%
Metro Pacific Investments Corp.	Philippines	13,298,100	1,954,915
Diversified Telecommunication Services 6.3%
China Telecom Corp. Ltd., H	China	5,447,468	2,746,086
Deutsche Telekom AG	Germany	222,361	3,728,348
Hellenic Telecommunications Organization SA	Greece	252,478	2,213,131
Koninklijke KPN NV	Netherlands	500,360	1,661,610
[a] Telecom Italia SpA	Italy	341,192	283,356
			10,632,531
Electric Utilities 2.3%
Enel SpA	Italy	856,234	3,818,152
Equity Real Estate Investment Trusts (REITs) 1.6%
Hibernia REIT PLC	Ireland	1,741,347	2,680,988
Food & Staples Retailing 2.8%
Carrefour SA	France	51,600	1,337,495

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual International Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
Metro AG	Germany	113,276	3,372,166
			4,709,661
Hotels, Restaurants & Leisure 3.5%
Accor SA	France	87,590	3,475,692
Sands China Ltd.	Hong Kong	546,000	2,368,756
			5,844,448
Household Durables 1.5%
[a] Cairn Homes PLC	Ireland	1,006,853	1,216,364
[a,b] Cairn Homes PLC, 144A	Ireland	1,011,251	1,221,677
			2,438,041
Industrial Conglomerates 2.6%
Koninklijke Philips NV	Netherlands	144,669	4,288,835
Insurance 11.4%
Ageas	Belgium	51,414	1,875,797
[a] ASR Nederland NV	Netherlands	125,840	2,561,098
China Pacific Insurance Group Co. Ltd., H	China	709,045	2,619,033
Direct Line Insurance Group PLC	United Kingdom	337,459	1,596,365
Lancashire Holdings Ltd.	United Kingdom	181,386	1,577,098
NN Group NV	Netherlands	86,742	2,666,096
RSA Insurance Group PLC	United Kingdom	389,405	2,757,087
XL Group Ltd.	Ireland	102,729	3,454,776
			19,107,350
Internet Software & Services 1.2%
[a] Baidu Inc., ADR	China	11,031	2,008,414
Marine 1.1%
A.P. Moeller-Maersk AS, B	Denmark	1,239	1,817,768
Media 2.5%
Clear Media Ltd.	Hong Kong	2,283,000	2,175,169
[a] Liberty Global PLC, C	United Kingdom	63,025	2,082,346
			4,257,515
Metals & Mining 0.8%
ThyssenKrupp AG	Germany	58,392	1,392,476
Multiline Retail 1.7%
Hyundai Department Store Co. Ltd.	South Korea	26,541	2,857,800
Oil, Gas & Consumable Fuels 4.6%
BP PLC	United Kingdom	368,488	2,150,266
China Shenhua Energy Co. Ltd., H	China	1,149,441	2,246,614
[a] Repsol SA	Spain	25,188	341,798
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	34,447	858,235
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	85,525	2,122,713
			7,719,626
Pharmaceuticals 7.2%
GlaxoSmithKline PLC	United Kingdom	160,200	3,413,157
Novartis AG	Switzerland	54,449	4,282,600
Sanofi	France	29,672	2,255,483
Teva Pharmaceutical Industries Ltd., ADR	Israel	44,026	2,025,636
			11,976,876
Real Estate Management & Development 2.6%
Takara Leben Co. Ltd.	Japan	654,400	4,377,085
Semiconductors & Semiconductor Equipment 1.3%
SK Hynix Inc.	South Korea	58,833	2,149,033
Specialty Retail 4.6%
China ZhengTong Auto Services Holdings Ltd.	China	4,761,387	1,503,980
[a] Dufry AG	Switzerland	21,104	2,641,938
Hornbach Holding AG & Co. KGaA	Germany	31,290	2,152,370

Franklin Mutual International Fund
Statement of Investments, September 30, 2016 (unaudited) (continued)
Kingfisher PLC	United Kingdom	298,612		1,459,452
				7,757,740
Technology Hardware, Storage & Peripherals 2.3%
Lenovo Group Ltd.	China	1,922,000		1,273,676
Samsung Electronics Co. Ltd.	South Korea	1,765		2,562,817
				3,836,493
Thrifts & Mortgage Finance 1.0%
Genworth Mortgage Insurance Australia Ltd.	Australia	837,730		1,725,162
Trading Companies & Distributors 1.0%
Rexel SA	France	110,630		1,696,428
Wireless Telecommunication Services 2.0%
Vodafone Group PLC	United Kingdom	1,173,530		3,374,536
Total Common Stocks (Cost $153,773,785)				150,819,095
Preferred Stocks 3.7%
Auto Components 1.3%
[c] Schaeffler AG, 3.554%, pfd.	Germany	137,281		2,172,211
Automobiles 2.4%
[c] Volkswagen AG, 0.145%, pfd.	Germany	30,491		4,007,384
Total Preferred Stocks (Cost $7,191,857)				6,179,595
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Puts - Over-the-Counter
Currency Options 0.0%†
CNY/USD, December Strike Price 7.255 CNY, Expires 12/14/16	HSBK	46,393,549	CNY	4,118
CNY/USD, December Strike Price 7.27 CNY, Expires 12/15/16	HSBK	75,564,380	CNY	3,597
CNY/USD, December Strike Price 7.27 CNY, Expires 12/15/16	MSCS	42,934,439	CNY	6,330
Total Options Purchased (Cost $82,184)				14,045
Total Investments before Short Term Investments (Cost $161,047,826)				157,012,735
	Country	Principal Amount
Short Term Investments 3.4%
U.S. Government and Agency Securities 3.4%
FHLB, 10/03/16	United States	$4,400,000		4,400,000
[d,e] U.S. Treasury Bill, 11/03/16 - 12/01/16	United States	1,219,000		1,218,713
Total U.S. Government and Agency Securities (Cost $5,618,181)				5,618,713
Total Investments (Cost $166,666,007) 97.1%				162,631,448
Other Assets, less Liabilities 2.9%				4,923,000
Net Assets 100.0%				$167,554,448

† Rounds to less than 0.1% of net assets.
* The notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $3,074,443, representing 1.8% of net assets.
c Variable rate security. The rate shown represents the yield at period end.
d The security was issued on a discount basis with no stated coupon rate.
e A portion or all of the security has been segregated as collateral for open forward contracts. At September 30, 2016, the value of this security and/or cash pledged amounted to $766,806, representing 0.5% of net assets.

Franklin Mutual International Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
At September 30, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD	Short	1	$129,375	12/19/16	$-	$(109)
EUR/USD	Short	119	16,774,538	12/19/16	-	(21,955)
GBP/USD	Short	68	5,523,725	12/19/16	145,903	-
Total Futures Contracts					$145,903	$(22,064)
Net unrealized appreciation (depreciation)					$123,839

At September 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Sw iss Franc	BONY	Buy	20,070	$20,619	10/12/16	$71	$(12)
Sw iss Franc	SSBT	Buy	6,100	6,375	10/12/16	-	(91)
Sw iss Franc	BONY	Sell	135,593	139,263	10/12/16	-	(432)
Sw iss Franc	HSBK	Sell	19,600	20,139	10/12/16	53	(107)
Japanese Yen	SSBT	Buy	8,510,000	83,803	10/24/16	236	-
Japanese Yen	HSBK	Buy	239,214,515	2,325,552	10/24/16	42,067	(5,291)
Japanese Yen	BONY	Sell	11,641,000	107,766	10/24/16	-	(7,193)
Japanese Yen	HSBK	Sell	773,371,115	7,241,959	10/24/16	510	(395,864)
Japanese Yen	UBSW	Sell	88,286,000	865,853	10/24/16	-	(6,003)
Australian Dollar	HSBK	Buy	402,616	306,889	10/31/16	1,743	(637)
Sw edish Krona	BONY	Sell	432,280	50,968	10/31/16	477	-
Sw edish Krona	HSBK	Sell	15,358,000	1,832,356	10/31/16	38,503	-
Australian Dollar	HSBK	Sell	2,656,110	1,980,591	10/31/16	115	(51,406)
Euro	BANT	Buy	44,238	49,762	11/04/16	36	-
Euro	BONY	Buy	500,000	561,898	11/04/16	932	-
Euro	SSBT	Buy	62,325	69,862	11/04/16	294	-
Euro	HSBK	Buy	150,954	169,567	11/04/16	356	-
Euro	FBCO	Buy	32,872	36,761	11/04/16	241	-
Euro	UBSW	Buy	203,295	228,550	11/04/16	290	-
Euro	BANT	Sell	2,405,709	2,785,811	11/04/16	77,805	-
Euro	HSBK	Sell	2,509,727	2,907,435	11/04/16	82,340	-
South Korean Won	HSBK	Buy	2,825,850,770	2,581,785	11/14/16	6,482	(21,499)
South Korean Won	FBCO	Buy	1,405,522,918	1,249,848	11/14/16	26,812	-
South Korean Won	BANT	Sell	1,866,656,259	1,618,686	11/14/16	-	(76,829)
South Korean Won	HSBK	Sell	4,936,776,009	4,332,849	11/14/16	-	(151,307)
South Korean Won	FBCO	Sell	1,639,066,531	1,426,574	11/14/16	-	(62,218)
Euro	BANT	Sell	11,261,006	12,542,647	11/18/16	-	(141,118)
Philippine Peso	BONY	Sell	91,584,000	1,884,836	11/18/16	-	(3,900)
Euro	BONY	Sell	2,310,054	2,626,864	11/18/16	26,915	(1,965)
Euro	SSBT	Sell	729,001	816,218	11/18/16	-	(4,887)
Euro	HSBK	Sell	2,505,218	2,846,840	11/18/16	27,745	(2,642)
British Pound	BANT	Buy	1,637,059	2,183,982	11/23/16	-	(58,947)

Franklin Mutual International Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
British Pound	BONY	Buy	225,119	291,111	11/23/16	1,112	-
British Pound	SSBT	Buy	563,413	776,266	11/23/16	-	(44,910)
British Pound	HSBK	Buy	479,111	652,343	11/23/16	-	(30,418)
British Pound	FBCO	Buy	135,645	180,703	11/23/16	-	(4,625)
British Pound	BANT	Sell	137,979	184,563	11/23/16	5,455	-
British Pound	BONY	Sell	7,118,671	10,410,238	11/23/16	1,169,629	-
British Pound	SSBT	Sell	227,050	324,505	11/23/16	29,776	-
British Pound	HSBK	Sell	4,936,197	7,205,954	11/23/16	798,373	-
British Pound	BANT	Sell	254,745	336,537	1/13/17	5,418	-
British Pound	BONY	Sell	785,229	1,033,312	1/13/17	12,665	-
British Pound	SSBT	Sell	941,990	1,241,339	1/13/17	16,933	-
British Pound	HSBK	Sell	852,126	1,123,101	1/13/17	15,501	-
British Pound	FBCO	Sell	972,450	1,281,035	1/13/17	17,037	-
Euro	BANT	Sell	1,661,524	1,859,442	1/17/17	-	(17,534)
Euro	BONY	Sell	272,027	301,827	1/17/17	-	(5,473)
Euro	SSBT	Sell	10,891,943	12,102,581	1/17/17	-	(201,739)
Euro	HSBK	Sell	1,732,199	1,933,029	1/17/17	-	(23,788)
Euro	FBCO	Sell	10,690,860	11,871,921	1/17/17	-	(205,242)
South Korean Won	BANT	Sell	268,490,310	242,374	2/13/17	-	(1,464)
British Pound	SSBT	Sell	89,578	116,866	2/13/17	357	-
British Pound	HSBK	Sell	187,683	244,847	2/13/17	738	-
South Korean Won	HSBK	Sell	3,366,317,126	3,019,246	2/13/17	-	(37,987)
British Pound	FBCO	Sell	140,529	183,994	2/13/17	1,216	-
South Korean Won	FBCO	Sell	1,676,908,380	1,508,156	2/13/17	-	(14,784)
British Pound	UBSW	Sell	79,964	105,018	2/13/17	1,013	-
South Korean Won	UBSW	Sell	28,032,473	25,472	2/13/17	14	-
Euro	BANT	Sell	55,751	62,932	2/17/17	-	(137)
Euro	SSBT	Sell	515,052	583,702	2/17/17	2,169	(1,127)
Euro	HSBK	Sell	558,500	630,040	2/17/17	249	(2,020)
Euro	FBCO	Sell	223,205	252,725	2/17/17	415	(194)
Total Forw ard Exchange Contracts						$2,412,093	$(1,583,790)
Net unrealized appreciation (depreciation)						$828,304

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BONY	-	Bank of New York Mellon
FBCO	-	Credit Suisse International
HSBK	-	HSBC Bank PLC
MSCS	-	Morgan Stanley Capital Services LLC
SSBT	-	State Street Bank and Trust Co., N.A.
UBSW	-	UBS AG

Currency

CHF	-	Swiss Franc
CNY	-	Chinese Yuan

Franklin Mutual International Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2016 (unaudited)

	Country	Shares/Units/Warrants	Value
Common Stocks and Other Equity Interests 45.6%
Auto Components 0.3%
[a,b] International Automotive Components Group Brazil LLC	Brazil	2,548,299	$63,863
[a,b,c] International Automotive Components Group North America LLC	United States	19,924,658	14,063,421
			14,127,284
Banks 5.3%
Barclays PLC	United Kingdom	3,550,000	7,724,610
BB&T Corp.	United States	948,477	35,776,552
CIT Group Inc.	United States	2,118,508	76,901,840
Citizens Financial Group Inc.	United States	1,198,150	29,606,287
Guaranty Bancorp	United States	347,127	6,196,217
PNC Financial Services Group Inc.	United States	163,600	14,738,724
Societe Generale SA	France	207,500	7,177,542
SunTrust Banks Inc.	United States	998,727	43,744,243
Wells Fargo & Co.	United States	1,071,824	47,460,367
			269,326,382
Chemicals 0.3%
[a,d] Advanced Emissions Solutions Inc.	United States	1,724,209	12,966,052
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,089,194	—
			12,966,052
Communications Equipment 2.0%
[a,b,c] Sorenson Communications Inc., Membership Interests	United States	224,279	102,753,377
Consumer Finance 1.2%
Ally Financial Inc.	United States	3,235,224	62,989,811
Diversified Financial Services 1.2%
Voya Financial Inc.	United States	2,043,200	58,885,024
Diversified Telecommunication Services 1.5%
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	49,411,586	—
Koninklijke KPN NV	Netherlands	23,470,690	77,942,152
			77,942,152
Energy Equipment & Services 0.0%†
[a,f] DeepOcean Group Holding BV	Netherlands	91,357	319,749
Equity Real Estate Investment Trusts (REITs) 1.9%
Forest City Realty Trust Inc., A	United States	4,212,730	97,440,445
Health Care Equipment & Supplies 2.4%
Medtronic PLC	United States	522,033	45,103,651
St. Jude Medical Inc.	United States	979,130	78,095,409
			123,199,060
Independent Power & Renewable Electricity Producers 1.9%
NRG Energy Inc.	United States	8,524,843	95,563,490
Insurance 5.3%
Ageas	Belgium	1,411,638	51,502,439
The Allstate Corp.	United States	462,029	31,963,166
American International Group Inc.	United States	479,906	28,477,622
[a] ASR Nederland NV	Netherlands	2,500,648	50,893,236
RSA Insurance Group PLC	United Kingdom	5,577,126	39,487,473
UNIQA Insurance Group AG	Austria	41,603	270,469
White Mountains Insurance Group Ltd.	United States	78,095	64,818,850
			267,413,255
Internet & Catalog Retail 0.1%
[a] Bluestem Group Inc.	United States	4,150,000	5,810,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
Internet Software & Services 3.3%
[a] Baidu Inc., ADR	China	295,562	53,812,973
[a] LinkedIn Corp., A	United States	590,865	112,926,119
			166,739,092
Marine 0.3%
[a,b] Eagle Bulk Shipping Inc.	United States	1,969,071	12,582,364
Media 3.4%
CBS Corp., B	United States	1,296,060	70,946,324
[a] Charter Communications Inc., A	United States	45,350	12,243,140
[a,d] Lee Enterprises Inc./IA	United States	4,824,268	18,091,005
[a,b,d] Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	2,289,857
[d] New Media Investment Group Inc.	United States	4,441,772	68,847,466
			172,417,792
Oil, Gas & Consumable Fuels 4.7%
BP PLC	United Kingdom	14,103,647	82,300,065
China Shenhua Energy Co. Ltd., H	China	12,470,995	24,374,904
Kinder Morgan Inc.	United States	1,203,170	27,829,322
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	3,801,481	94,712,559
[a,b,c] Warrior Met Coal LLC, A	United States	14,690	2,203,500
[a,b,c] Warrior Met Coal LLC, B	United States	34,356	5,153,400
			236,573,750
Pharmaceuticals 5.2%
GlaxoSmithKline PLC	United Kingdom	3,498,070	74,528,485
Merck & Co. Inc.	United States	938,070	58,544,949
Novartis AG, ADR	Switzerland	843,756	66,622,974
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,365,168	62,811,380
			262,507,788
Software 2.3%
[a] Check Point Software Technologies Ltd.	Israel	940,820	73,017,040
Symantec Corp.	United States	1,708,167	42,874,992
			115,892,032
Technology Hardware, Storage & Peripherals 0.9%
[a,d] Eastman Kodak Co.	United States	3,139,479	47,092,185
[a,d] Eastman Kodak Co., wts., 9/03/18	United States	48,582	178,296
[a,d] Eastman Kodak Co., wts., 9/03/18	United States	48,582	128,742
			47,399,223
Tobacco 0.2%
Altria Group Inc.	United States	116,160	7,344,797
Wireless Telecommunication Services 1.9%
Vodafone Group PLC	United Kingdom	34,079,277	97,996,426

Total Common Stocks and Other Equity Interests (Cost $2,142,925,571)			2,308,189,345
Convertible Preferred Stocks (Cost $66,824,162) 1.3%
Pharmaceuticals 1.3%
[g] Teva Pharmaceutical Industries Ltd., 6.647%, cvt. pfd.	Israel	79,000	64,251,427
Preferred Stocks 0.9%
Automobiles 0.2%
[g] Volkswagen AG, 0.145%, pfd.	Germany	74,300	9,765,132
Technology Hardware, Storage & Peripherals 0.7%
[g] Samsung Electronics Co. Ltd., 1.632%, pfd.	South Korea	31,462	36,878,409

Total Preferred Stocks (Cost $37,622,879)			46,643,541
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 31.2%
Advanced Micro Devices Inc., senior bond, 7.00%, 7/01/24	United States	89,431,000	88,313,112

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
Affinion Group Inc.,
[h] Second Lien Term Loan, 8.50%, 10/31/18	United States	124,500,000	110,805,000
senior note, 7.875%, 12/15/18	United States	50,000,000	34,250,000
[h] Tranche B Term Loans, 6.75%, 4/30/18	United States	26,726,016	26,014,436
Avaya Inc.,
[i] senior note, 144A, 10.50%, 3/01/21	United States	302,902,380	68,153,036
[i] senior secured note, 144A, 7.00%, 4/01/19	United States	14,003,000	10,397,228
[h] Term B-3 Loan, 5.243%, 10/26/17	United States	14,008,235	11,031,485
[h] Term B-6 Loan, 6.50%, 3/30/18	United States	8,080,130	6,196,450
[h] Term B-7 Loan, 6.25%, 5/29/20	United States	8,230,536	6,090,596
[h] Belk Inc.,
Closing Date Term Loan, 5.75%, 12/12/22	United States	7,282,625	6,648,643
second lien Term Loan, 10.50%, 12/12/22	United States	25,000,000	23,299,000
[h] Bluestem Brands Inc., Initial Term Loan, 8.50%, 11/09/20	United States	73,879,948	64,737,305
[h] California Resources Corp., Term Loan, 11.375%, 12/31/21	United States	18,720,000	19,710,606
[h] Eagle Bulk Shipping Inc., Second Lien Loan, 15.00%, 1/14/20	United States	7,263,249	7,251,119
[d,h] Eastman Kodak Co.,
Second Lien Term Loan, 10.75%, 9/03/20	United States	92,085,701	90,013,773
Term Loan, 7.25%, 9/03/19	United States	37,968,616	37,881,288
GenOn Americas Generation LLC, senior bond,
8.50%, 10/01/21	United States	28,630,000	24,478,650
9.125%, 5/01/31	United States	90,639,000	73,870,785
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	37,367,000	29,706,765
[h] Tranche D Term Loan, 7.274%, 1/30/19	United States	46,662,631	35,939,932
[h] Tranche E Term Loan, 8.024%, 7/30/19	United States	14,995,598	11,537,238
[d] Lee Enterprises Inc.,
[h] Second Lien Term Loan, 12.00%, 12/15/22	United States	65,820,652	68,864,857
[i] senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	99,050,000	102,764,375
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	40,000,000	39,800,000
[d,h] New Media Holdings II LLC, Fourth Amendment Replacement Term Loan, 7.25%,
6/04/20	United States	112,421,575	112,421,575
Sabine Pass LNG LP,
first lien, 6.50%, 11/01/20	United States	25,266,000	26,166,101
senior secured note, first lien, 7.50%, 11/30/16	United States	10,000,000	10,085,000
[c] Sorenson Communications Inc.,
[h] Initial Term Loan, 8.00%, 4/30/20	United States	142,449,749	142,434,079
[i,j] secured note, second lien, 144A, PIK, 9.00%, 10/31/20	United States	96,671,937	95,221,858
[c,i,j] Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.00%, 10/31/21	United States	56,682,637	58,099,703
[c,i] Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	Canada	18,000,000	10,485,000
[h] Toys R Us-Delaware Inc.,
FILO Loans, 8.25%, 10/24/19	United States	9,228,000	9,068,171
Term B-4 Loan, 9.75%, 4/24/20	United States	74,178,163	64,720,447
[i] Valeant Pharmaceuticals International, senior bond, 144A,
6.75%, 8/15/21	United States	3,680,000	3,477,600
7.25%, 7/15/22	United States	1,809,000	1,686,893
[h] Veritas Software Corp.,
Term Loan B1, 6.625%, 1/27/23	United States	15,363,795	14,397,151
Term Loan B2, 8.625%, 1/27/23	United States	14,834,001	13,393,872
[i] Veritas U.S. Inc./Veritas Bermuda Ltd., senior note, 144A,
7.50%, 2/01/23	United States	2,841,000	2,741,565
10.50%, 2/01/24	United States	18,402,000	17,389,890
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $1,640,035,984)			1,579,544,584
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 2.8%
[b,k] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272	—
[h,k] Caesars Entertainment Operating Co. Inc., 1.50%, 3/01/17,
Term B-5-B Loans	United States	7,325,894	7,881,439
Term B-6-B Loans	United States	34,925,138	38,286,682
Term B-7 Loans	United States	13,731,000	15,790,650
[k] Nortel Networks Corp., cvt., senior note,
1.75%, 4/15/12	Canada	18,224,000	16,674,960
2.125%, 4/15/14	Canada	12,968,000	11,802,501
[k] Northern Telecom Ltd., 6.875%, 9/01/23	Canada	20,912,000	8,521,640

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
[k] Samson Investment Co., senior note, 9.75%, 2/15/20	United States	19,689,000	812,171
[h,k] Texas Competitive Electric Holdings Co. LLC, Term Loans, 5.39%, 10/10/17	United States	104,175,133	30,699,162
[i,k] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 5.56%, 10/01/20	United States	40,665,000	12,428,241
[i,j,k] Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	6,473,550	1,456
Total Corporate Bonds, Notes and Senior Floating Rate Interests in

Reorganization (Cost $236,077,386)			142,898,902
		Shares
Companies in Liquidation 0.3%
[a] Adelphia Recovery Trust	United States	49,534,842	49,535
[a,e] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	5,918,407	59,184
[a,b,c] CB FIM Coinvestors LLC	United States	1,439,821	—
[a,e,f] Century Communications Corp., Contingent Distribution	United States	16,323,000	—
[a] EME Reorganization Trust	United States	368,387,370	1,694,582
[a,b] FIM Coinvestor Holdings I, LLC	United States	17,934,688	—
[a,l] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	459,471,220	15,507,153
[a,e,f] NewPage Corp., Litigation Trust, Contingent Distribution	United States	723,000	—
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	1,517,306	—
[a,e,f] Tropicana Litigation Trust, Contingent Distribution	United States	12,892,000	—
Total Companies in Liquidation (Cost $33,244,297)			17,310,454
		Principal Amount*
Municipal Bonds in Reorganization (Cost $55,122,616) 1.0%
[k] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	74,239,000	48,719,344

Total Investments before Short Term Investments (Cost $4,211,852,895)			4,207,557,597
Short Term Investments 16.8%
U.S. Government and Agency Securities 16.8%
FHLB, 10/03/16	United States	55,900,000	55,900,000
[m] U.S. Treasury Bill,
11/17/16	United States	76,000,000	75,984,876
11/25/16	United States	60,000,000	59,988,060
12/08/16	United States	90,000,000	89,972,730
3/02/17	United States	66,000,000	65,901,990
3/09/17	United States	60,000,000	59,897,280
[n] 10/06/16 - 3/30/17	United States	445,000,000	444,696,783
Total U.S. Government and Agency Securities (Cost $852,061,996)			852,341,719
Total Investments (Cost $5,063,914,891) 99.9%			5,059,899,316
Securities Sold Short (0.6)%			(31,287,115)

Other Assets, less Liabilities 0.7%			33,259,486
Net Assets 100.0%			$5,061,871,687
		Shares
Securities Sold Short (Proceeds $31,450,920) (0.6)%
Common Stocks (0.6)%
Health Care Equipment & Supplies (0.6)%
Abbott Laboratories	United States	739,823	$(31,287,115)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding restricted securities.
c At September 30, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
d See Note 7 regarding holdings of 5% voting securities.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2016, the aggregate value of these securities was $319,749, representing less than 0.1% of net assets.

Franklin Mutual Quest Fund
Statement of Investments, September 30, 2016 (unaudited) (continued)
g Variable rate security. The rate shown represents the yield at period end.
h The coupon rate shown represents the rate at period end.
i Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $382,846,845, representing 7.6% of net assets.
j Income may be received in additional securities and/or cash.
k Defaulted security or security for which income has been deemed uncollectible.
l Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
m The security was issued on a discount basis with no stated coupon rate.
n A portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2016, the value of this security and/or cash pledged amounted to
$47,594,615, representing 0.9% of net assets.

At September 30, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of		Notional Expiration			Unrealized	Unrealized
Description			Type Contracts		Value		Date	Appreciation	Depreciation
Currency Contracts
EUR/USD			Short	814	$114,743,475	12/19/16		$-	$(139,005)
GBP/USD			Short	955	77,575,844	12/19/16		2,057,346	-
Total Futures Contracts								$2,057,346	$(139,005)
Net unrealized appreciation (depreciation)								$1,918,341

At September 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement			Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount		Date		Appreciation	Depreciation
OTC Forward Exchange Contracts
British Pound	BANT	Buy	1,731,673	$2,277,470		10/24/16	$	- $	(30,792)
British Pound	BONY	Buy	5,809,499	7,632,694		10/24/16		-	(95,430)
British Pound	SSBT	Sell	7,541,172	10,847,900		10/24/16		1,063,957	-
Euro	BANT	Buy	569,215	636,121		11/04/16		4,620	-
Euro	BANT	Sell	2,387,546	2,764,778		11/04/16		77,217	-
Euro	BONY	Buy	2,471,503	2,810,395		11/04/16		-	(28,328)
Euro	FBCO	Buy	505,791	567,093		11/04/16		2,255	-
Euro	HSBK	Buy	505,792	566,558		11/04/16		2,791	-
Euro	HSBK	Sell	2,387,546	2,765,972		11/04/16		78,411	-
Euro	SSBT	Buy	722,791	812,081		11/04/16		1,771	(237)
South Korean Won	BANT	Sell	377,985,525	326,328		11/14/16		-	(17,003)
South Korean Won	FBCO	Buy	1,499,538,999	1,345,360		11/14/16		16,696	-
South Korean Won	FBCO	Sell	2,282,680,856	2,023,812		11/14/16		-	(49,586)
South Korean Won	HSBK	Buy	8,668,943,313	7,764,428		11/14/16		109,718	-
South Korean Won	HSBK	Sell	26,697,922,234	23,411,873		11/14/16		-	(838,298)
Euro	BANT	Buy	5,129,554	5,709,205		11/18/16		68,441	(4)
Euro	BANT	Sell	31,121,569	34,995,381		11/18/16		163,918	(222,125)
Euro	BONY	Buy	3,575,506	4,068,063		11/18/16		-	(40,814)
Euro	BONY	Sell	15,593,724	17,454,566		11/18/16		21,336	(130,665)
Euro	FBCO	Buy	213,118	239,886		11/18/16		159	-
Euro	HSBK	Buy	259,463	291,904		11/18/16		341	-

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
Euro	HSBK	Sell	3,598,441	4,048,519	11/18/16	9,507	(14,070)
Euro	SSBT	Buy	971,328	1,092,366	11/18/16	1,683	-
Euro	SSBT	Sell	13,648,805	15,147,217	11/18/16	4,089	(230,120)
Euro	UBSW	Buy	518,927	583,699	11/18/16	791	-
British Pound	BANT	Buy	17,804,333	23,376,432	11/23/16	-	(264,973)
British Pound	BANT	Sell	15,731,684	21,429,393	11/23/16	1,008,400	-
British Pound	BONY	Buy	22,331,072	29,279,358	11/23/16	4,181	(296,009)
British Pound	BONY	Sell	26,600,206	38,751,474	11/23/16	4,222,264	-
British Pound	FBCO	Buy	2,913,000	3,796,294	11/23/16	-	(14,986)
British Pound	FBCO	Sell	198,329	268,215	11/23/16	10,768	-
British Pound	HSBK	Buy	4,517,906	5,974,595	11/23/16	-	(109,989)
British Pound	HSBK	Sell	21,216,454	30,625,358	11/23/16	3,084,692	-
British Pound	SSBT	Buy	4,740,262	6,253,099	11/23/16	-	(99,857)
British Pound	SSBT	Sell	23,292,052	31,050,882	11/23/16	815,923	-
British Pound	FBCO	Sell	600,769	795,028	1/13/17	14,144	-
British Pound	HSBK	Sell	803,155	1,055,234	1/13/17	11,288	-
British Pound	SSBT	Sell	182,196	237,376	1/13/17	556	-
Euro	BANT	Sell	8,171,080	9,149,434	1/17/17	-	(81,205)
Euro	BONY	Sell	813,830	915,285	1/17/17	-	(4,077)
Euro	FBCO	Sell	2,194,405	2,447,296	1/17/17	-	(31,661)
Euro	HSBK	Sell	935,702	1,051,013	1/17/17	-	(6,023)
Euro	SSBT	Sell	2,386,315	2,663,722	1/17/17	-	(32,031)
British Pound	BONY	Sell	7,631,447	10,005,491	2/13/17	79,671	-
British Pound	FBCO	Sell	49,868	65,417	2/13/17	556	-
British Pound	HSBK	Sell	1,292,493	1,686,003	2/13/17	4,926	-
British Pound	UBSW	Sell	49,869	65,494	2/13/17	632	-
South Korean Won	FBCO	Sell	1,333,430,180	1,196,983	2/13/17	-	(14,015)
South Korean Won	HSBK	Sell	19,654,557,865	17,629,588	2/13/17	-	(220,350)
South Korean Won	UBSW	Sell	308,561,282	280,383	2/13/17	153	-
Euro	BANT	Sell	9,263,153	10,477,441	2/17/17	6,085	(7,714)
Euro	BONY	Sell	3,178,082	3,575,266	2/17/17	365	(20,347)
Euro	HSBK	Sell	1,429,927	1,618,458	2/17/17	1,993	(1,158)
Euro	SSBT	Sell	370,522	417,970	2/17/17	1	(1,189)
Euro	UBSW	Sell	368,512	416,590	2/17/17	14	(308)
Total Forw ard Exchange Contracts						$10,894,313	$(2,903,364)
Net unrealized appreciation (depreciation)						$7,990,949

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	Bank of America N.A.
BONY	Bank of New York Mellon
FBCO	Credit Suisse International
HSBK	HSBC Bank PLC
SSBT	State Street Bank and Trust Co., N.A.
UBSW	UBS AG

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)

Currency

EUR	Euro
GBP	British Pound
USD	United States Dollar

Selected Portfolio

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
GO	General Obligation
PIK	Payment-In-Kind

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2016 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 85.9%
Aerospace & Defense 0.6%
B/E Aerospace Inc.	United States	1,412,070	$72,947,536
[a] KLX Inc.	United States	706,035	24,852,432
			97,799,968
Auto Components 0.3%
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	7,234,813	181,312
[a,b,c,d] International Automotive Components Group North America LLC	United States	63,079,866	44,523,661
			44,704,973
Automobiles 1.3%
General Motors Co.	United States	6,183,080	196,436,452

Banks 8.9%
Barclays PLC	United Kingdom	38,190,870	83,101,286
CIT Group Inc.	United States	3,544,866	128,678,636
Citigroup Inc.	United States	3,362,406	158,806,435
Citizens Financial Group Inc.	United States	6,757,671	166,982,051
Columbia Banking System Inc.	United States	727,117	23,791,268
[a] FCB Financial Holdings Inc., A	United States	1,647,570	63,316,115
[c] Guaranty Bancorp	United States	1,146,366	20,462,633
JPMorgan Chase & Co.	United States	3,550,940	236,457,095
PNC Financial Services Group Inc.	United States	3,438,533	309,777,438
State Bank Financial Corp.	United States	1,467,000	33,476,940
Wells Fargo & Co.	United States	2,531,930	112,113,860
			1,336,963,757
Beverages 0.9%
PepsiCo Inc.	United States	1,252,662	136,252,046
Chemicals 0.2%
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
Monsanto Co.	United States	253,808	25,939,178
			25,939,178
Communications Equipment 2.7%
Cisco Systems Inc.	United States	8,126,460	257,771,311
Nokia OYJ, A	Finland	13,670,039	79,269,936
Nokia OYJ, ADR	Finland	10,897,776	63,098,123
			400,139,370
Construction Materials 0.7%
[a]LafargeHolcim Ltd., B	Switzerland	1,946,175	105,187,819
Consumer Finance 1.2%
Ally Financial Inc.	United States	3,254,500	63,365,115
Capital One Financial Corp.	United States	1,609,205	115,589,195
			178,954,310
Containers & Packaging 2.1%
International Paper Co.	United States	4,045,267	194,091,911
WestRock Co.	United States	2,648,821	128,414,842
			322,506,753
Diversified Financial Services 0.6%
Voya Financial Inc.	United States	3,413,030	98,363,525
Diversified Telecommunication Services 0.7%
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	105,649,309	—
Koninklijke KPN NV	Netherlands	30,410,640	100,988,541
			100,988,541
Electrical Equipment 0.8%
[a] Sensata Technologies Holding NV	United States	3,166,489	122,796,443

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
Energy Equipment & Services 1.2%
Baker Hughes Inc.	United States	3,663,252	184,884,328
Equity Real Estate Investment Trusts (REITs) 0.9%
[c] Alexander's Inc.	United States	326,675	137,072,830
Food & Staples Retailing 4.1%
CVS Health Corp.	United States	1,962,231	174,618,937
The Kroger Co.	United States	6,300,586	187,001,392
[a] Rite Aid Corp.	United States	8,729,840	67,132,470
Walgreens Boots Alliance Inc.	United States	2,283,129	184,065,860
			612,818,659
Health Care Equipment & Supplies 5.8%
Medtronic PLC	United States	5,682,814	490,995,130
St. Jude Medical Inc.	United States	2,303,440	183,722,374
Stryker Corp.	United States	1,767,092	205,707,180
			880,424,684
Health Care Providers & Services 0.4%
Cigna Corp.	United States	492,860	64,229,515
Household Products 0.2%
Energizer Holdings Inc.	United States	635,933	31,771,213
Independent Power & Renewable Electricity Producers 0.1%
NRG Energy Inc.	United States	700,535	7,852,997
Insurance 9.6%
[a] Alleghany Corp.	United States	377,389	198,136,773
The Allstate Corp.	United States	2,106,477	145,726,079
American International Group Inc.	United States	5,079,039	301,390,174
Chubb Ltd.	United States	1,559,138	195,905,690
MetLife Inc.	United States	3,551,930	157,812,250
[c] White Mountains Insurance Group Ltd.	United States	297,806	247,178,980
XL Group Ltd.	Ireland	6,076,710	204,359,757
			1,450,509,703
Internet Software & Services 1.1%
[a] LinkedIn Corp., A	United States	842,797	161,075,363
IT Services 0.3%
Xerox Corp.	United States	3,986,139	40,379,588
Machinery 2.1%
Caterpillar Inc.	United States	2,219,257	197,003,444
CNH Industrial NV	United Kingdom	4,351,332	31,149,473
CNH Industrial NV, special voting	United Kingdom	5,296,616	37,916,389
[c] Federal Signal Corp.	United States	3,360,800	44,564,208
			310,633,514
Marine 0.9%
A.P. Moeller-Maersk AS, B	Denmark	90,621	132,952,382
Media 5.5%
CBS Corp., B	United States	3,336,259	182,626,818
[a] Charter Communications Inc., A	United States	865,529	233,666,864
[a] DISH Network Corp., A	United States	2,879,437	157,735,559
Time Warner Inc.	United States	1,428,918	113,756,162
Twenty-First Century Fox Inc., B	United States	5,787,646	143,186,362
			830,971,765
Metals & Mining 0.8%
Freeport-McMoRan Inc., B	United States	2,966,767	32,219,089

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)

ThyssenKrupp AG	Germany	3,973,743	94,761,998
			126,981,087
Oil, Gas & Consumable Fuels 6.8%
Apache Corp.	United States	1,245,561	79,553,981
BP PLC	United Kingdom	15,851,497	92,499,425
CONSOL Energy Inc.	United States	4,672,924	89,720,141
Kinder Morgan Inc.	United States	9,361,520	216,531,958
Marathon Oil Corp.	United States	11,077,437	175,134,279
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	6,685,312	166,562,191
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	3,716,893	92,252,518
[a,b,d] Warrior Met Coal LLC, A	United States	39,407	5,911,050
[a,b,d] Warrior Met Coal LLC, B	United States	92,157	13,823,550
The Williams Cos. Inc.	United States	3,008,243	92,443,307
			1,024,432,400
Personal Products 0.3%
[a] Edgewell Personal Care Co.	United States	635,933	50,569,392
Pharmaceuticals 8.1%
Eli Lilly & Co.	United States	3,904,091	313,342,344
Merck & Co. Inc.	United States	8,275,160	516,452,735
Novartis AG, ADR	Switzerland	3,016,830	238,208,897
Teva Pharmaceutical Industries Ltd., ADR	Israel	3,421,417	157,419,396
			1,225,423,372
Professional Services 0.8%
Relx PLC	United Kingdom	6,514,698	123,593,278
Real Estate Management & Development 0.1%
[a] Forestar Group Inc.	United States	886,386	10,379,580
Software 6.8%
CA Inc.	United States	5,509,612	182,257,965
[a] Dell Technologies Inc., V	United States	720,878	34,457,968
Microsoft Corp.	United States	8,622,630	496,663,488
Symantec Corp.	United States	12,274,551	308,091,230
			1,021,470,651
Technology Hardware, Storage & Peripherals 2.2%
Hewlett Packard Enterprise Co.	United States	5,001,424	113,782,396
Samsung Electronics Co. Ltd.	South Korea	147,228	213,778,157
			327,560,553
Tobacco 5.7%
Altria Group Inc.	United States	2,766,180	174,905,561
British American Tobacco PLC	United Kingdom	4,377,848	279,874,825
Imperial Brands PLC	United Kingdom	3,810,199	196,325,682
Philip Morris International Inc.	United States	636,649	61,895,016
Reynolds American Inc.	United States	3,147,696	148,413,866
			861,414,950
Wireless Telecommunication Services 1.1%
Vodafone Group PLC	United Kingdom	58,574,055	168,432,214

Total Common Stocks and Other Equity Interests (Cost $9,834,882,084)			12,952,867,153
Convertible Preferred Stocks (Cost $755,800) 0.0%†
Banks 0.0%†
[g] Columbia Banking System Inc., 4.584%, cvt. pfd., B	United States	7,558	2,882,503
		Principal Amount
Corporate Bonds, Notes and Senior Floating Rate Interests 4.4%
Avaya Inc.,
[h] senior note, 144A, 10.50%, 3/01/21	United States	$67,859,000	15,268,275
[h] senior secured note, 144A, 7.00%, 4/01/19	United States	37,416,000	27,781,380
[i] Term B-3 Loan, 5.243%, 10/26/17	United States	37,242,834	29,328,732
[i] Term B-6 Loan, 6.50%, 3/30/18	United States	22,002,294	16,873,009
[i] Term B-7 Loan, 6.25%, 5/29/20	United States	22,976,529	17,002,631

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2016 (unaudited) (continued)
[i] Belk Inc., Closing Date Term Loan, 5.75%, 12/12/22	United States	20,868,590	19,051,896
[i] California Resources Corp., Term Loan, 11.375%, 12/31/21	United States	55,535,143	58,473,896
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	74,295,000	59,064,525
[i] Tranche D Term Loan, 7.274%, 1/30/19	United States	94,620,527	72,877,486
[i] Tranche E Term Loan, 8.024%, 7/30/19	United States	30,412,812	23,398,857
[i] Toys R Us-Delaware Inc.,
FILO Loans, 8.25%, 10/24/19	United States	8,171,000	8,029,478
Term B-4 Loan, 9.75%, 4/24/20	United States	77,986,863	68,043,538
[h] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	10,842,000	10,245,690
senior bond, 144A, 7.25%, 7/15/22	United States	5,337,000	4,976,753
senior note, 144A, 6.375%, 10/15/20	United States	66,425,000	62,605,562
[i] Veritas Software Corp.,
Term Loan B1, 6.625%, 1/27/23	United States	44,960,070	42,131,317
Term Loan B2, 8.625%, 1/27/23	United States	43,402,256	39,188,635
[h] Veritas U.S. Inc./Veritas Bermuda Ltd., senior note, 144A,
7.50%, 2/01/23	United States	8,401,000	8,106,965
10.50%, 2/01/24	United States	53,953,000	50,985,585
[h] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	28,594,000	33,276,268
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $743,979,802)			666,710,478
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.2%
[b,j] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	19,594	—
[i,j] Caesars Entertainment Operating Co. Inc., 1.50%, 3/01/17,
Term B-5-B Loans	United States	9,541,623	10,265,193
Term B-6-B Loans	United States	45,490,495	49,868,955
Term B-7 Loans	United States	30,701,720	35,306,978
[j] Samson Investment Co., senior note, 9.75%, 2/15/20	United States	55,052,000	2,270,895
[i,j] Texas Competitive Electric Holdings Co. LLC, Term Loans, 5.39%, 10/10/17	United States	194,177,556	57,221,796
[h,j] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 5.56%, 10/01/20	United States	98,672,000	30,156,630
[h,j,k] Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	17,468,800	3,930
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $371,117,599)			185,094,377
		Shares
Companies in Liquidation 0.1%
[a] Adelphia Recovery Trust	United States	99,967,609	99,968
[a,e] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	12,005,115	120,051
[a,b,c,d] CB FIM Coinvestors LLC	United States	43,105,703	—
[a,e,f] Century Communications Corp., Contingent Distribution	United States	33,138,000	—
[a,b] FIM Coinvestor Holdings I, LLC	United States	53,924,666	—
[a,l] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	420,480,670	14,191,222
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	995,739	—
[a,e,f] Tropicana Litigation Trust, Contingent Distribution	United States	76,355,000	—
Total Companies in Liquidation (Cost $37,035,312)			14,411,241
		Principal Amount
Municipal Bonds in Reorganization (Cost $56,143,385) 0.3%
[j] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$64,157,000	42,103,031

Total Investments before Short Term Investments (Cost $11,043,913,982)			13,864,068,783
Short Term Investments 8.0%
U.S. Government and Agency Securities 8.0%
FHLB,
10/03/16	United States	154,000,000	154,000,000
[m] 10/04/16	United States	30,000,000	29,999,850

Franklin Mutual Shares Fund
Statement of Investments, September 30, 2016 (unaudited) (continued)
[m,n] U.S. Treasury Bill, 10/06/16 - 3/30/17	United States	1,026,000,000	1,025,377,656
Total U.S. Government and Agency Securities (Cost $1,209,049,739)			1,209,377,506
Total Investments (Cost $12,252,963,721) 99.9%			15,073,446,289
Securities Sold Short (0.6)%			(84,826,720)
Other Assets, less Liabilities 0.7%			98,836,338
Net Assets 100.0%			$15,087,455,907
		Shares
Securities Sold Short (Proceeds $77,333,215) (0.6)%
Common Stocks (0.6)%
Health Care Equipment & Supplies (0.6)%
Abbott Laboratories	United States	2,005,834	$(84,826,720)

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 6 regarding restricted securities.
c See Note 7 regarding holdings of 5% voting securities.
d At September 30, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days.
g Variable rate security. The rate shown represents the yield at period end.
h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $243,407,038, representing 1.6% of net assets.
i The coupon rate shown represents the rate at period end.
j Defaulted security or security for which income has been deemed uncollectible.
k Income may be received in additional securities and/or cash.
l Bankruptcy Claim represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent the amount of allowed unsecured claims.
m The security was issued on a discount basis with no stated coupon rate.
n A portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2016, the aggregate value of these securities and/or cash pledged amounted to $128,865,003, representing 0.9% of net assets.

Franklin Mutual Shares Fund
Statement of Investments, September 30, 2016 (unaudited) (continued)
At September 30, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of		Notional Expiration		Unrealized	Unrealized
Description			Type Contracts		Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD			Short	1,549	$218,350,912	12/19/16	$-	$(104,943)
GBP/USD			Short	3,891	316,070,794	12/19/16	8,496,869	-
Total Futures Contracts							$8,496,869	$(104,943)
Net unrealized appreciation (depreciation)							$8,391,926

At September 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity		Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BANT	Buy	851,980		$950,889	10/03/16	$6,703	$-
Euro	BANT	Sell	3,285,377		3,744,821	10/03/16	52,184	-
Euro	FBCO	Buy	1,698,181		1,899,210	10/03/16	9,480	-
Euro	HSBK	Buy	6,481,775		7,250,666	10/03/16	34,598	-
Euro	HSBK	Sell	33,499,149		38,184,928	10/03/16	533,184	-
Euro	SSBT	Buy	6,899,207		7,744,466	10/03/16	14,135	(4,161)
Euro	SSBT	Sell	33,600,298		38,304,466	10/03/16	539,035	-
Euro	UBSW	Buy	54,453,681		61,151,128	10/03/16	52,698	-
Euro	BANT	Sell	29,594,072		33,543,697	10/18/16	257,242	-
Euro	SSBT	Sell	33,401,385		37,845,172	10/18/16	276,375	-
British Pound	BANT	Buy	3,397,888		4,534,727	10/24/16	-	(126,296)
British Pound	FBCO	Buy	2,949,996		3,903,445	10/24/16	-	(76,109)
British Pound	HSBK	Buy	4,559,952		6,041,343	10/24/16	-	(125,246)
British Pound	SSBT	Buy	9,221,160		12,194,410	10/24/16	-	(230,844)
British Pound	SSBT	Sell	105,608,314		151,916,503	10/24/16	14,899,905	-
Euro	BANT	Sell	14,884,001		17,235,674	11/04/16	481,374	-
Euro	HSBK	Sell	14,884,002		17,243,116	11/04/16	488,816	-
South Korean Won	BANT	Sell	16,574,001,668		14,353,583	11/14/16	-	(700,861)
South Korean Won	FBCO	Buy	5,338,333,645		4,791,747	11/14/16	57,151	-
South Korean Won	FBCO	Sell	25,144,077,592		22,003,780	11/14/16	-	(835,008)
South Korean Won	HSBK	Buy	9,430,937,094		8,478,158	11/14/16	88,121	-
South Korean Won	HSBK	Sell	71,887,873,136		63,021,653	11/14/16	-	(2,275,308)
Euro	BANT	Sell	13,610,212		15,329,496	11/18/16	67,535	(67,817)
Euro	BONY	Sell	13,405,148		15,174,118	11/18/16	116,317	(41,004)
Euro	FBCO	Sell	2,276,340		2,529,002	11/18/16	-	(34,939)
Euro	HSBK	Sell	24,418,061		27,517,725	11/18/16	113,884	(99,292)
Euro	SSBT	Sell	14,613,475		16,399,466	11/18/16	32,734	(93,065)
British Pound	BANT	Sell	4,997,050		6,696,165	11/23/16	209,592	-
British Pound	BONY	Sell	76,883,320		111,633,808	11/23/16	11,833,066	-
British Pound	FBCO	Sell	3,990,847		5,260,972	11/23/16	80,531	-
British Pound	HSBK	Sell	71,295,747		101,930,741	11/23/16	9,383,119	-

Franklin Mutual Shares Fund
Statement of Investments, September 30, 2016 (unaudited) (continued)
British Pound	SSBT	Sell	17,312,785	23,884,532	11/23/16	1,411,142	-
British Pound	FBCO	Sell	1,852,932	2,452,079	1/13/17	43,625	-
British Pound	HSBK	Sell	61,095,372	80,428,452	1/13/17	1,016,236	-
British Pound	SSBT	Sell	561,941	732,130	1/13/17	1,715	-
Euro	BANT	Sell	5,309,316	5,946,568	1/17/17	-	(51,217)
Euro	BONY	Sell	2,041,033	2,286,465	1/17/17	-	(19,232)
Euro	FBCO	Sell	19,583,762	21,799,291	1/17/17	-	(323,932)
Euro	HSBK	Sell	8,594,803	9,622,235	1/17/17	-	(87,071)
Euro	SSBT	Sell	26,134,257	29,133,404	1/17/17	-	(389,728)
British Pound	FBCO	Sell	29,329,553	38,301,873	2/13/17	154,474	-
British Pound	HSBK	Sell	30,812,811	40,262,964	2/13/17	186,369	-
British Pound	SSBT	Sell	3,503,220	4,570,558	2/13/17	14,105	-
South Korean Won	BANT	Sell	26,245,640,362	23,692,747	2/13/17	-	(143,102)
South Korean Won	FBCO	Sell	35,754,352,067	32,175,387	2/13/17	-	(296,115)
South Korean Won	HSBK	Sell	67,852,578,314	60,887,759	2/13/17	-	(734,812)
South Korean Won	UBSW	Sell	1,443,927,927	1,312,065	2/13/17	714	-
Euro	FBCO	Sell	3,496,177	3,956,274	2/17/17	1,175	-
Euro	HSBK	Sell	4,867,765	5,529,603	2/17/17	22,877	-
Euro	SSBT	Sell	3,537,017	4,001,466	2/17/17	166	-
Euro	UBSW	Sell	54,666,343	61,768,984	2/17/17	2,722	(75,801)
Total Forw ard Exchange Contracts						$42,483,099	$(6,830,960)
Net unrealized appreciation (depreciation)						$35,652,139

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BANT	Bank of America N.A.
BONY	Bank of New York Mellon
FBCO	Credit Suisse International
HSBK	HSBC Bank PLC
SSBT	State Street Bank and Trust Co., N.A.
UBSW	UBS AG

Currency

EUR	Euro
GBP	British Pound
USD	United States Dollar

Selected Portfolio

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
GO	General Obligation
PIK	Payment-In-Kind

Franklin Mutual Series Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Mutual Beacon Fund – Futures, forwards and options
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures, forwards and options
Franklin Mutual Global Discovery Fund – Futures, forwards and options
Franklin Mutual International Fund – Futures, forwards and options
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards

4. INCOME TAXES

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			Franklin Mutual	Franklin Mutual
	Franklin Mutual	Franklin Mutual	Financial	Global Discovery
	Beacon Fund	European Fund	Services Fund	Fund

Cost of investments	$3,285,526,583	$2,574,142,320	$501,254,723	$19,236,480,448

Unrealized appreciation	$735,637,426	$132,081,707	$79,232,461	$4,336,744,539
Unrealized depreciation	(259,450,873)	(249,899,049)	(52,749,120)	(1,818,309,731)
Net unrealized appreciation (depreciation)	$476,186,553	$(117,817,342)	$26,483,341	$2,518,434,808

	Franklin Mutual
	International	Franklin Mutual	Franklin Mutual
	Fund	Quest Fund	Shares Fund

Cost of investments	$167,441,821	$5,111,664,732	$12,275,937,433

Unrealized appreciation	$9,012,962	$428,423,593	$4,001,953,139
Unrealized depreciation	(13,823,335)	(480,189,009)	(1,204,444,283)
Net unrealized appreciation (depreciation)	$(4,810,373)	$(51,765,416)	$2,797,508,856

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At September 30, 2016, certain or all funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/
Shares/Units/		Acquisition
Warrants	Issuer	Dates	Cost	Value
Franklin Mutual Beacon Fund
10,848	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$10,848	$-
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,890,264	71,332
22,836,904	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	18,692,218	16,118,972
10,273	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	13,493,478	1,540,950
24,026	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	1,922,095	3,603,900
	Total Restricted Securities (Value is 0.6% of Net Assets)		$36,008,903	$21,335,154

Franklin Mutual European Fund
16,127,149	Euro Wagon LP (Value is -% of Net Assets)	12/08/05 - 1/02/08	$6,282,509	$-

Franklin Mutual Financial Services Fund
4,357,178	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	$-	$-
3,000,000	Hightow er Holding LLC, pfd., A, Series 1	3/31/08 - 1/05/10	2,362,324	3,896,100
968,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	2,420,000	2,777,386
	Total Restricted Securities (Value is 1.2% of Net Assets)		$4,782,324	$6,673,486

Franklin Mutual Global Discovery Fund
8,893	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$8,893	$-
30,279,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
3,048,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	7,620,000	8,745,322
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	95,719
35,491,081	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	29,095,371	25,050,669
60,966	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	80,068,471	9,144,900
142,575	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	11,406,033	21,386,250
	Total Restricted Securities (Value is 0.3% of Net Assets)		$130,735,266	$64,422,860

Franklin Mutual Quest Fund
9,272	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$9,272	$-
1,439,821	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
1,969,071	[a] Eagle Bulk Shipping Inc.	3/30/16	5,552,991	12,582,364
17,934,688	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,548,299	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,692,334	63,863
19,924,658	International Automotive Components Group North America LLC	1/02/06 - 3/18/13	16,305,945	14,063,421
1,110,000	[b] Lee Enterprises Inc., w ts., 12/31/22	3/31/14	1,490,026	2,289,857
224,279	[c] Sorenson Communications Inc., Membership Interests	4/30/14	-	102,753,377
14,690	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	19,293,267	2,203,500
34,356	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	2,748,507	5,153,400
	Total Restricted Securities (Value is 2.7% of Net Assets)		$47,092,342	$139,109,782

Franklin Mutual Shares Fund
19,594	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$19,594	$-
43,105,703	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
53,924,666	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	181,312
63,079,866	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	51,662,536	44,523,661
39,407	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	51,755,872	5,911,050
92,157	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	7,372,579	13,823,550
	Total Restricted Securities (Value is 0.4% of Net Assets)		$115,615,259	$64,439,573

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $7,251,119 as of September 30, 2016.

 bThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $189,720,237 as of September 30, 2016.

 cThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $295,755,640 as of September 30, 2016.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns
5% or more of the outstanding voting securities. During the period ended September 30, 2016, certain or all Funds held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares/Warrants/			Shares/Warrants/
	Principal Amount			Principal Amount	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income Gain (Loss)
Franklin Mutual Beacon Fund
Controlled Affiliates[a]
PMG LLC	5,455	-	(5,455)	-	$-	$-	$(216,447)
Non-Controlled Affiliates
CB FIM Coinvestors LLC	15,831,950	-	-	15,831,950	$-	$-	$-
KLX Inc.	2,576,340	184,700	-	2,761,040	97,188,608	-	-
Total Non-Controlled Affiliates					97,188,608	-	-
Total Affiliated Securities (Value is 2.6% of Net Assets)					$97,188,608	$-	$(216,447)

Franklin Mutual European Fund
Controlled Affiliates[a]
Euro Wagon LP (Value is -% of Net Assets)	16,127,149	-	-	16,127,149	$-	$24,376,923	$-

Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
AB&T Financial Corp. (Value is -%[b] of Net Assets)	226,100	-	-	226,100	$99,484	$-	$-

Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
International Automotive Components Group North America LLC
(Value is 0.1% of Net Assets)	35,491,081	-	-	35,491,081	$25,050,669	$-	$-

Franklin Mutual Quest Fund
Non-Controlled Affiliates
Advanced Emissions Solutions Inc.	1,724,209	-	-	1,724,209	$12,966,052	$-	$-
Advanced Emissions Solutions Inc., Term Loan, 15.00%, 7/08/16	12,366,667	-	(12,366,667)	-	-	293,724	60,835
Eastman Kodak Co.	3,728,145	-	(588,666)	3,139,479	47,092,185	-	(7,892,043)
Eastman Kodak Co., Second Lien Term Loan, 10.75%, 9/03/20	51,000,000	41,085,701	-	92,085,701	90,013,773	5,263,650	-
Eastman Kodak Co., Term Loan, 7.25%, 9/03/19	52,047,405	4,143,750	(18,222,539)	37,968,616	37,881,288	1,647,094	(2,439,827)
Eastman Kodak Co., w ts., 9/03/18	48,582	-	-	48,582	178,296	-	-
Eastman Kodak Co., w ts., 9/03/18	48,582	-	-	48,582	128,742	-	-
Lee Enterprises Inc./IA	4,824,268	-	-	4,824,268	18,091,005	-	-
Lee Enterprises Inc., Second Lien Term Loan, 12.00%, 12/15/22	25,448,045	42,902,864	(2,530,257)	65,820,652	68,864,857	4,048,339	47,202
Lee Enterprises Inc., senior secured note, first lien, 144A,
9.50%, 3/15/22	99,050,000	-	-	99,050,000	102,764,375	7,031,174	-
Lee Enterprises Inc., w ts., 12/31/22	1,110,000	-	-	1,110,000	2,289,857	-	-
New Media Investment Group Inc.	4,441,772	-	-	4,441,772	68,847,466	4,397,354	-
New Media Holdings II LLC, Fourth Amendment Replacement
Term Loan, 7.25%, 6/04/20	113,279,762	-	(858,187)	112,421,575	112,421,575	5,317,236	12,124
Total Affiliated Securities (Value is 11.1% of Net Assets)					$561,539,471	$27,998,571	$(10,211,709)

Franklin Mutual Shares Fund
Controlled Affiliates[a]
CB FIM Coinvestors LLC	43,105,703	-	-	43,105,703	$-	$-	$-
Non-Controlled Affiliates
Alexander's Inc.	326,675	-	-	326,675	$137,072,830	$3,920,100	$-
Federal Signal Corp.	3,360,800	-	-	3,360,800	44,564,208	705,768	-
Guaranty Bancorp	1,146,366	-	-	1,146,366	20,462,633	395,496	-
International Automotive Components Group Brazil LLC	7,234,813	-	-	7,234,813	181,312	-	-
International Automotive Components Group North America LLC	63,079,866	-	-	63,079,866	44,523,661	-	-
White Mountains Insurance Group Ltd.	655,346	-	(357,540)	297,806	247,178,980	655,346	213,872,012
Total Non-Controlled Affiliates					493,983,624	5,676,710	213,872,012
Total Affiliated Securities (Value is 3.3% of Net Assets)					$493,983,624	$5,676,710	$213,872,012

[a] Issuer in w hich the Fund ow ns 25% or more of the outstanding voting securities.
[b]Rounds to less than 0.1% of net assets.

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

								% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Franklin Mutual European Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	343,377,000	(343,377,000)	-	$-	$ -	$-	-%

Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	18,784,000	(18,784,000)	-	$-	$ -	$-	-%

Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	1,068,309,000	(1,068,309,000)	-	$-	$ -	$-	-%

Franklin Mutual International Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	11,626,000	(11,626,000)	-	$-	$ -	$-	-%

Franklin Mutual Quest Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	4,116,000	(4,116,000)	-	$-	$ -	$-	-%

Franklin Mutual Shares Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	80,712,000	(80,712,000)	-	$-	$ -	$-	-%

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

· Level 1 – quoted prices in active markets for identical financial instruments
· Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
· Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$16,190,304	$16,190,304
Oil, Gas & Consumable Fuels	118,984,112	-	5,144,850	124,128,962
All other Equity Investments[b]	3,266,465,167	-	- [c]	3,266,465,167
Corporate Bonds, Notes and Senior Floating Rate Interests	-	85,261,095	-	85,261,095
Corporate Notes and Senior Floating Rate Interests in
Reorganization	-	80,524,999	- [c]	80,524,999
Companies in Liquidation	48,269	5,567,601	- [c]	5,615,870
Municipal Bonds in Reorganization	-	11,181,188	-	11,181,188
Options Purchased	-	30,644	-	30,644
Short Term Investments	120,614,907	51,700,000	-	172,314,907
Total Investments in Securities	$3,506,112,455	$234,265,527	$21,335,154	$3,761,713,136

Other Financial Instruments:
Futures Contracts	$3,599,680	$-	$-	$3,599,680
Forw ard Exchange Contracts	-	10,096,063	-	10,096,063
Total Other Financial Instruments	$3,599,680	$10,096,063	$-	$13,695,743

Liabilities:
Other Financial Instruments:
Options Written	$7,200	$-	$-	$7,200
Securities Sold Short	36,138,623	-	-	36,138,623
Futures Contracts	63,966	-	-	63,966
Forw ard Exchange Contracts	-	5,296,503	-	5,296,503
Total Other Financial Instruments	$36,209,789	$5,296,503	$-	$41,506,292

Franklin Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy Equipment & Services	$-	$-	$3,204,135	$3,204,135
Machinery	38,917,553	5,966,419	-	44,883,972
All Other Equity Investments[b]	2,183,613,839	-	- [c]	2,183,613,839
Short Term Investments	213,323,032	11,300,000	-	224,623,032
Total Investments in Securities	$2,435,854,424	$17,266,419	$3,204,135	$2,456,324,978

Other Financial Instruments:
Futures Contracts	$5,470,023	$-	$-	$5,470,023
Forw ard Exchange Contracts	-	34,240,824	-	34,240,824
Total Other Financial Instruments	$5,470,023	$34,240,824	$-	$39,710,847
Liabilities:
Other Financial Instruments:
Futures Contracts	$223,345	$-	$-	$223,345
Forw ard Exchange Contracts	-	1,745,431	-	1,745,431
Total Other Financial Instruments	$223,345	$1,745,431	$-	$1,968,776

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Banks	$173,280,241	$5,479,802	$-	$178,760,043
Diversified Financial Services	17,060,233	-	6,673,486	23,733,719
All Other Equity Investments[b]	298,672,432	-	-	298,672,432
Companies in Liquidation	-	262,106	- [c]	262,106
Options Purchased	-	15,198	-	15,198
Short Term Investments	16,694,566	9,600,000	-	26,294,566
Total Investments in Securities	$505,707,472	$15,357,106	$6,673,486	$527,738,064

Other Financial Instruments:
Futures Contracts	$325,324	$-	$-	$325,324
Forw ard Exchange Contracts	-	2,937,642	-	2,937,642
Total Other Financial Instruments	$325,324	$2,937,642	$-	$3,262,966

Liabilities:
Other Financial Instruments:
Futures Contracts	$8,003	$-	$-	$8,003
Forw ard Exchange Contracts	-	2,784,138	-	2,784,138
Total Other Financial Instruments	$8,003	$2,784,138	$-	$2,792,141

Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$140,445,787	$-	$25,146,388	$165,592,175
Banks	2,363,987,481	95,702,057	-	2,459,689,538
Diversified Financial Services	98,747,493	-	8,745,322	107,492,815
Machinery	320,962,407	52,534,471	-	373,496,878
Oil, Gas & Consumable Fuels	1,348,221,057	-	30,531,150	1,378,752,207
All Other Equity Investments[b]	15,273,884,721	-	- [c]	15,273,884,721
Corporate Bonds, Notes and Senior Floating Rate Interests	-	773,609,694	-	773,609,694
Corporate Notes and Senior Floating Rate Interests in
Reorganization	-	218,819,402	- [c]	218,819,402
Companies in Liquidation	45,477	19,878,907	- [c]	19,924,384
Municipal Bonds in Reorganization	-	64,504,125	-	64,504,125
Options Purchased	-	316,853	-	316,853
Short Term Investments	714,340,614	204,491,850	-	918,832,464
Total Investments in Securities	$20,260,635,037	$1,429,857,359	$64,422,860	$21,754,915,256

Other Financial Instruments:
Futures Contracts	$20,792,103	$-	$-	$20,792,103
Forw ard Exchange Contracts	-	100,985,703	-	100,985,703
Total Other Financial Instruments	$20,792,103	$100,985,703	$-	$121,777,806

Liabilities:
Other Financial Instruments:
Securities Sold Short	$133,795,284	$-	$-	$133,795,284
Futures Contracts	598,105	-	-	598,105
Forw ard Exchange Contracts	-	22,494,297	-	22,494,297
Total Other Financial Instruments	$134,393,389	$22,494,297	$-	$156,887,686

Franklin Mutual International Fund
Assets:
Investments in Securities:
Equity Investments:[a,b]	$156,998,690	$-	$-	$156,998,690
Options Purchased	-	14,045	-	14,045
Short Term Investments	1,218,713	4,400,000	-	5,618,713
Total Investments in Securities	$158,217,403	$4,414,045	$-	$162,631,448

Other Financial Instruments:
Futures Contracts	$145,903	$-	$-	$145,903
Forw ard Exchange Contracts	-	2,412,093	-	2,412,093
Total Other Financial Instruments	$145,903	$2,412,093	$-	$2,557,996

Liabilities:
Other Financial Instruments:
Futures Contracts	$22,064	$-	$-	$22,064
Forw ard Exchange Contracts	-	1,583,790	-	1,583,790
Total Other Financial Instruments	$22,064	$1,583,790	$-	$1,605,854

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$14,127,284		$14,127,284
Communications Equipment	-	-	102,753,377		102,753,377
Energy Equipment & Services	-	-	319,749		319,749
Marine	-	-	12,582,364		12,582,364
Media	170,127,935	-	2,289,857		172,417,792
Oil, Gas & Consumable Fuels	229,216,850	-	7,356,900		236,573,750
All Other Equity Investments[b]	1,880,309,997	-	- [c]		1,880,309,997
Corporate Bonds, Notes and Senior Floating Rate Interests	-	1,579,544,584	-		1,579,544,584
Corporate Bonds, Notes and Senior Floating Rate Interests
in Reorganization	-	142,898,902	-	[c]	142,898,902
Companies in Liquidation	1,744,117	15,566,337	-	[c]	17,310,454
Municipal Bonds in Reorganization	-	48,719,344	-		48,719,344
Short Term Investments	796,441,719	55,900,000	-		852,341,719
Total Investments in Securities	$3,077,840,618	$1,842,629,167	$139,429,531		$5,059,899,316

Other Financial Instruments:
Futures Contracts	$2,057,346	$-	$-		$2,057,346
Forw ard Exchange Contracts	-	10,894,313	-		10,894,313
Total Other Financial Instruments	$2,057,346	$10,894,313	$-		$12,951,659

Liabilities:
Other Financial Instruments:
Securities Sold Short	$31,287,115	$-	$-		$31,287,115
Futures Contracts	139,005	-	-		139,005
Forw ard Exchange Contracts	-	2,903,364	-		2,903,364
Total Other Financial Instruments	$31,426,120	$2,903,364	$-		$34,329,484

Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$44,704,973		$44,704,973
Banks	1,336,963,757	2,882,503	-		1,339,846,260
Machinery	272,717,125	37,916,389			310,633,514
Oil, Gas & Consumable Fuels	1,004,697,800	-	19,734,600		1,024,432,400
All Other Equity Investments [b]	10,236,132,509	-	- [c]		10,236,132,509
Corporate Bonds, Notes and Senior Floating Rate Interests	-	666,710,478	-		666,710,478
Corporate Notes and Senior Floating Rate Interests in
Reorganization	-	185,094,377	-	[c]	185,094,377
Companies in Liquidation	99,968	14,311,273	-	[c]	14,411,241
Municipal Bonds in Reorganization	-	42,103,031	-		42,103,031
Short Term Investments	1,025,377,656	183,999,850	-		1,209,377,506
Total Investments in Securities	$13,875,988,815	$1,133,017,901	$64,439,573		$15,073,446,289

Other Financial Instruments:
Futures Contracts	$8,496,869	$-	$-		$8,496,869
Forw ard Exchange Contracts	-	42,483,099	-		42,483,099
Total Other Financial Instruments	$8,496,869	$42,483,099	$-		$50,979,968

Liabilities:
Other Financial Instruments:
Securities Sold Short	$84,826,720	$-	$-		$84,826,720
Futures Contracts	104,943	-	-		104,943
Forw ard Exchange Contracts	-	6,830,960	-		6,830,960
Total Other Financial Instruments	$84,931,663	$6,830,960	$-		$91,762,623

[a]Includes common, preferred and convertible preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at September 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets for the nine months ended September 30, 2016, are as follows:

												Net Change in
												Unrealized Appreciation
	Balance at								Net Unrealized			(Depreciation) on
	Beginning of				Transfers Into	Transfers Out	Cost Basis Net Realized		Appreciation Balance at End			Assets Held at Period
	Period		Purchases	Sales	Level 3[a]	of Level 3[b] Adjustments Gain (Loss)			(Depreciation)	of Period		End
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Diversified Financial Services	$5,601,410		$-	$-	$-	$-	$-	$-	$1,072,076	$6,673,486		$1,072,076

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$10,782,830		$-	$-	$-	$-	$-	$-	$3,344,454	$14,127,284		$3,344,454
Communications Equipment	47,098,569		-	-	-	-	-	-	55,654,808	102,753,377		55,654,808
Energy Equipment & Services	548,142		-	-	-	-	-	-	(228,393)	319,749		(228,393)
Marine	-		5,527,228	-	282,129	-	-	-	6,773,007	12,582,364		6,773,007
Media	-		-	-	815,194	-	-	-	1,474,663	2,289,857		1,474,663
Oil, Gas & Consumable Fuels	-		2,748,507	-	1,763,897	-	-	-	2,844,496	7,356,900		2,844,496
Corporate Bonds, Notes and Senior Floating
Rate Interests in Reorganization	16,582	d	-	-	-	(2,266)	-	-	(14,316)	-	d	-
Companies in Liquidation	2,154,962	d	-	-	-	-	(2,582,941)	2,582,941	(2,154,962)	-	d	-
Total Investments in Securities	$60,601,085		$8,275,735	$-	$2,861,220	$(2,266)	$(2,582,941) $ 2,582,941		$67,693,757	$139,429,531		$69,863,035

[a]The investments w ere transferred into Level 3 as a result of their value being determined using a significant unobservable input. May include amounts related to a corporate action.
[b] The investments w ere transferred out of Level 3 as a result of the removal of a significant unobservable valuation input.
[c]Includes common and preferred stocks as w ell as other equity investments.
[d]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2016, are as follows:

						Impact to Fair
	Fair Value at					Value if Input
Description	End of Period Valuation Technique		Unobservable Inputs	Amount/Range		Increases [a]
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Diversified Financial Services	$6,673,486	Discounted	Cost of equity	16%		Decrease[c]
		Cash Flow	Revenue grow th rate	6.2% - 24.7%		Increase[c]
		Model	Adjusted EBITDA margin	13.0% - 20.6%		Increase[c]

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:
Auto Components	$14,063,421	Market comparables	Discount for lack of marketability	10%		Decrease[d]
			EV / EBITDA multiple	3.9	x	Increase[d]
Marine	12,582,364	Market comparables	Discount for lack of marketability	10%		Decrease[d]
All Other Investments[e]	112,783,746
Total	$139,429,531

a Represents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Includes preferred stocks.
c Represents a significant impact to fair value and net assets.
d Represents a significant impact to fair value but not net assets.
eIncludes financial instruments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are unobservable.
May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  November 25, 2016

By /s/Robert G. Kubilis

Robert G. Kubilis

Chief Financial Officer and

Chief Accounting Officer

Date  November 25, 2016